UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6178
                                                     ---------------------

             Nuveen New York Investment Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT March 31, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                         NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
                                                                             NQN

                             NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
                                                                             NVN

                             NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
                                                                             NUN

                     NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NNF

                       NUVEEN INSURED NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NKO

                       NUVEEN INSURED NEW YORK TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NRK

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."


From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 16, 2005

Nuveen New York Municipal Closed-End Exchange-Traded Funds
NQN, NVN, NUN, NNF, NKO, NRK

Portfolio Manager's
         COMMENTS


Portfolio manager Paul Brennan reviews key investment strategies and the semiannual performance of these six New York Funds. Paul, who has 14 years of investment experience, including 8 years with Nuveen, has managed NQN, NVN, NUN and NNF since 1999 and NKO and NRK since their inceptions in 2002.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED MARCH 31, 2005?

Between October 2004 and March 2005, the Federal Reserve implemented four quarter-point increases in the fed funds rate, raising this short-term interest rate target to 2.75% from 1.75%. (On May 3, 2005, after the close of this reporting period, the fed funds rate was raised to 3.00%.) With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that also had the potential to perform well under a variety of future market scenarios.

During this six-month reporting period, municipal issuance in New York jumped 67% over that of the previous six months, with almost $23 billion in new supply during this period. Insured and higher-quality issues fueled much of this growth. As a result, we were able to find several attractive opportunities to make trades that we believed would benefit the Funds over time.

Generally, our purchase activity in these Funds focused on bonds in the intermediate and long-intermediate parts of the yield curve, that is, bonds that mature in 10 years or more. During the period, we began to place greater emphasis on bonds further out on the yield curve, specifically those with 20 years or more to maturity, especially in NQN, NVN, NUN and NNF. In our opinion, this longer part of the curve generally offered more attractive opportunities and better value.

Driving the increase in New York supply were increased refundings and some particularly large new issues, including a $2.5 billion issuance by Sales Tax Asset Receivable (STAR Corp.) in October 2004. We added insured STAR issues to all of the Funds' portfolios over the six-month period. Other additions during this period included insured New York City bonds and insured Puerto Rico debt which, like bonds from New York issuers, provide New York residents with income free from federal, state and local taxes. Some of these additions were financed with the proceeds from sales of pre-refunded bonds and bonds with shorter maturities, which tended to underperform in the interest rate environment of the past six months.

In NKO and NRK, which can invest up to 20% of their assets in uninsured investment-grade quality securities, we maintained some exposure to lower-rated investment-grade issues, and this generally helped performance as these lower-rated bonds were often among the best performers for this reporting period.

During this period, we also worked to reduce the interest rate risk in NRK's portfolio by hedging the Fund's interest rate exposure in the derivatives markets. It is important to note that we did not use the hedge in an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce NRK's duration (and therefore its price sensitivity to interest rate changes) without having a negative impact on its income streams or common share dividends over the short term. The cost of the hedge is reflected as an addition or subtraction to the Fund's net asset value (NAV) as the market value of the hedge fluctuates. The hedge, which had a positive market value as of March 31, 2005, was effective in helping to reduce the NAV volatility of NRK over the course of this reporting period.

We should also note that, in November 2004, Moody's upgraded the credit rating on New York State general obligation bonds to A1 from A2, based on the state's improving economic outlook. This rating was reconfirmed in February 2005, as was Standard & Poor's AA rating for the state. In addition, on April 4, 2005, following the end of this reporting period, Moody's upgraded the rating on New York City general obligation debt to A1 from A2, the highest rating ever given to the city by Moody's. The rating agency cited New York City's ability to make difficult budgetary and fiscal policy decisions in recovering from one of the most serious fiscal crises in decades as the primary reason for the upgrade.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen New York Funds, as well as for comparative indexes and averages, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 3/31/05

                    6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NQN                 0.15%             2.44%            9.03%             6.94%
--------------------------------------------------------------------------------
NVN                 0.67%             3.20%            8.63%             6.89%
--------------------------------------------------------------------------------
NUN                 0.71%             2.71%            8.29%             6.90%
--------------------------------------------------------------------------------
NNF                 0.74%             2.84%            8.46%             7.46%
--------------------------------------------------------------------------------
NKO                 1.84%             4.15%            NA                NA
--------------------------------------------------------------------------------
NRK                 2.18%             3.97%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers NY
Insured Tax-Exempt
Bond Index1         1.22%             2.65%            7.03%             6.50%
--------------------------------------------------------------------------------
Lipper NY Insured
Municipal Debt
Funds Average2      1.96%             4.69%            8.11%             6.80%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

     Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

     For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended March 31, 2005, the cumulative returns on NAV for the two newer Funds, NKO and NRK, outperformed the return on the Lehman Brothers New York Insured Tax-Exempt Bond Index. The returns on NQN, NVN, NUN and NNF trailed this measure. NRK also outperformed the Lipper New York Insured Municipal Debt Fund group average, while the other five Funds underperformed the average.

During this reporting period, the municipal yield curve flattened as a result of the rise in short-term rates in response to increases in the fed funds rate, while longer-term yields ended the six-month period at virtually the same level as they began it. As a result, the prices of bonds with longer maturities, which usually are more sensitive to interest rate movements, generally tended to perform better than those of securities with shorter maturities. This hampered the performance of older Funds - NQN, NVN, NUN and NNF - which had more exposure to the short end of the yield curve than the newer NKO and NRK, or the more broadly based Lehman index. The exposures to longer and shorter maturity bonds among these Funds accounted for much of their relative performance



1 The Lehman Brothers New York Insured Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of insured New York municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper New York Insured Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 13 funds; 1 year, 13 funds; 5 years, 8 funds; and 10 years, 6 funds. Fund and Lipper returns assume reinvestment of dividends.

differential between each other and between them and the Lehman index over the six-month reporting period.

NKO and NRK also benefited from their allocations to lower-rated investment-grade bonds, which generally outperformed other credit quality sectors as the economy improved. As of March 31, 2005, NKO and NRK each had 10% and 13%, respectively, of their portfolios in bonds rated below AAA. Among the lower-rated holdings making positive contributions to the two Funds' cumulative returns were hospital bonds, as the healthcare sector ranked second in terms of performance among the Lehman municipal revenue sectors for the period. Bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period, as the litigation environment improved and the supply/demand situation drove tobacco bond prices higher. As of March 31, 2005, NKO and NRK held 3.7% and 3.0% of their portfolios, respectively, in tobacco bonds that were uninsured or unenhanced by another revenue source.

The performance of each of these New York Funds was helped to some extent by several advance refundings of their holdings during this period, which resulted in price appreciation as well as enhanced credit quality. At the same time, however, the Funds' holdings of older pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to the shorter effective maturities of these bonds.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of March 31, 2005, NQN, NVN, NUN and NNF continued to be 100% invested in insured and/or U.S.guaranteed securities, while NKO and NRK, which can invest up to 20% of their assets in uninsured investment-grade quality securities, had allocated 84% and 85% of their portfolios, respectively, to insured bonds.

As of March 31, 2005, potential call exposure for the period April 2005 through the end of 2006 ranged from 1% in NKO and NRK to 6% in NQN and NNF, 7% in NUN, and 8% in NVN. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


Each of the six Nuveen New York Funds covered in this report is leveraged. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total returns for common shareholders. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Although short-term interest rates remained relatively low during this period, the Federal Reserve's systematic program of tightening raised the borrowing costs of these six Funds, putting pressure on their dividends. This led to one dividend cut in NQN, NVN, NUN, NNF and NKO and three cuts in NRK during this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds also received capital gains and/or net ordinary income distributions at the end of December 2004 as indicated:

                           LONG-TERM
                       CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NQN                          $0.2745                               $ --
--------------------------------------------------------------------------------
NVN                          $0.1280                               $ --
--------------------------------------------------------------------------------
NUN                          $0.0900                            $0.0009
--------------------------------------------------------------------------------
NNF                          $0.1836                               $ --
--------------------------------------------------------------------------------
NKO                          $0.1153                            $0.0005
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2005, all of the Funds in this report except NRK had positive UNII balances for both financial statement and tax purposes. NRK had a negative UNII balance for financial statement purposes and a positive UNII balance for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             3/31/05                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NQN                           -6.10%                             -5.00%
--------------------------------------------------------------------------------
NVN                           -7.65%                             -5.89%
--------------------------------------------------------------------------------
NUN                           -7.95%                             -6.99%
--------------------------------------------------------------------------------
NNF                           -8.52%                             -5.76%
--------------------------------------------------------------------------------
NKO                           -8.56%                             -7.35%
--------------------------------------------------------------------------------
NRK                           -8.59%                             -7.46%
--------------------------------------------------------------------------------

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN

Performance
     OVERVIEW As of March 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          86%
U.S. Guaranteed                  14%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0815
May                           0.0815
Jun                           0.0815
Jul                           0.0815
Aug                           0.0815
Sep                           0.0815
Oct                           0.0815
Nov                           0.0815
Dec                           0.0815
Jan                           0.0815
Feb                           0.0815
Mar                           0.0785

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        16.65
                              16.52
                              15.98
                              15.65
                              15.7
                              15.78
                              15.85
                              15.5
                              15.09
                              15.04
                              15.15
                              15.21
                              15.23
                              15.21
                              15.2
                              15
                              14.88
                              14.72
                              14.54
                              14.54
                              14.62
                              14.59
                              14.5
                              14.48
                              14.31
                              14.16
                              14.16
                              14.21
                              14
                              13.93
                              13.94
                              13.94
                              14.11
                              14.18
                              14.23
                              14.29
                              14.17
                              14.22
                              14.28
                              14.33
                              14.32
                              14.32
                              14.3
                              14.35
                              14.36
                              14.34
                              14.27
                              14.21
                              14.16
                              14.18
                              14
                              14.16
                              14.14
                              14.14
                              14.18
                              14.2
                              14.16
                              14.17
                              14.24
                              14.23
                              14.15
                              14.22
                              14.25
                              14.39
                              14.65
                              14.79
                              14.85
                              14.8
                              14.88
                              14.95
                              14.85
                              14.83
                              14.82
                              14.9
                              14.92
                              14.75
                              14.47
                              14.53
                              14.57
                              14.62
                              14.61
                              14.68
                              14.75
                              14.83
                              14.83
                              14.89
                              14.95
                              14.9
                              15
                              15.24
                              15.21
                              15.17
                              15.25
                              15.2
                              15.29
                              15.36
                              15.5
                              15.59
                              15.65
                              15.56
                              15.53
                              15.46
                              15.48
                              15.49
                              15.43
                              15.51
                              15.6
                              15.51
                              15.53
                              15.4
                              15.38
                              15.45
                              15.55
                              15.62
                              15.63
                              15.61
                              15.58
                              15.56
                              15.58
                              15.61
                              15.65
                              15.59
                              15.52
                              15.55
                              15.59
                              15.57
                              15.6
                              15.52
                              15.48
                              15.5
                              15.58
                              15.61
                              15.53
                              15.62
                              15.67
                              15.67
                              15.65
                              15.64
                              15.63
                              15.69
                              15.63
                              15.68
                              15.89
                              15.93
                              15.97
                              15.94
                              16
                              15.88
                              15.87
                              15.99
                              15.99
                              16.02
                              15.99
                              15.76
                              15.55
                              15.48
                              15.46
                              15.61
                              15.87
                              15.75
                              15.76
                              15.66
                              15.66
                              15.52
                              15.62
                              15.72
                              15.7
                              15.7
                              15.8
                              15.73
                              15.73
                              15.75
                              15.8
                              15.75
                              15.73
                              15.75
                              15.84
                              15.92
                              15.57
                              15.51
                              15.48
                              15.38
                              15.27
                              15.18
                              15.19
                              15.15
                              15.18
                              15.2
                              15.18
                              15.24
                              15.35
                              15.49
                              15.42
                              15.41
                              15.49
                              15.47
                              15.56
                              15.35
                              15.25
                              15.12
                              15.03
                              15.08
                              15.03
                              15.01
                              15.06
                              15
                              14.99
                              14.95
                              14.96
                              15
                              15.07
                              15.1
                              15.139
                              15.15
                              15.19
                              15.35
                              15.39
                              15.41
                              15.41
                              15.4
                              15.27
                              15.3
                              15.24
                              15.2
                              15.04
                              15.01
                              15.03
                              15.1
                              15.19
                              15.21
                              15.2
                              15.29
                              15.27
                              15.3
                              15.41
                              15.44
                              15.4
                              15.23
                              15.22
                              15.11
                              15.3
                              15.19
                              15.17
                              15.16
                              15.12
                              15.1
                              15.11
                              14.92
                              14.75
                              14.68
                              14.67
                              14.69
3/31/05                       14.77


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.77
------------------------------------
Common Share
Net Asset Value               $15.73
------------------------------------
Premium/(Discount) to NAV     -6.10%
------------------------------------
Market Yield                   6.38%
------------------------------------
Taxable-Equivalent Yield1      9.52%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $278,678
------------------------------------
Average Effective
Maturity on Securities (Years) 15.98
------------------------------------
Leverage-Adjusted Duration      7.83
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.04%         0.15%
------------------------------------
1-Year         -3.68%         2.44%
------------------------------------
5-Year          9.40%         9.03%
------------------------------------
10-Year         6.64%         6.94%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.2%
------------------------------------
Healthcare                     16.1%
------------------------------------
U.S. Guaranteed                13.9%
------------------------------------
Tax Obligation/General          9.8%
------------------------------------
Transportation                  9.6%
------------------------------------
Utilities                       7.0%
------------------------------------
Education and Civic
  Organizations                 6.5%
------------------------------------
Other                           6.9%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.2745 per share.

Nuveen New York Select Quality Municipal Fund, Inc.
NVN

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          88%
U.S. Guaranteed                  12%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                           0.0795
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795
Mar                           0.0765

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        16.3
                              16.01
                              15.46
                              15.15
                              15.67
                              15.55
                              15.44
                              15.03
                              14.65
                              14.68
                              14.8
                              14.8
                              14.72
                              14.5
                              14.6
                              14.55
                              14.41
                              14.24
                              14.15
                              14.06
                              14.07
                              14.16
                              14.24
                              14.12
                              14.13
                              13.85
                              13.8
                              13.81
                              13.85
                              13.83
                              13.78
                              13.76
                              13.66
                              13.76
                              13.64
                              13.75
                              13.7
                              13.85
                              13.97
                              14.21
                              14.14
                              14.14
                              14.28
                              14.28
                              14.18
                              14.15
                              13.95
                              13.91
                              13.91
                              13.92
                              13.8
                              13.92
                              13.96
                              14.03
                              14
                              14.04
                              13.98
                              14.07
                              14.15
                              14.09
                              14.04
                              14.09
                              14.13
                              14.18
                              14.53
                              14.52
                              14.53
                              14.5
                              14.62
                              14.55
                              14.57
                              14.52
                              14.47
                              14.58
                              14.71
                              14.53
                              14.2
                              14.34
                              14.31
                              14.36
                              14.35
                              14.43
                              14.51
                              14.58
                              14.58
                              14.72
                              14.73
                              14.74
                              14.75
                              14.69
                              14.7
                              14.71
                              14.61
                              14.59
                              14.66
                              14.7
                              14.78
                              14.73
                              14.75
                              14.82
                              14.85
                              14.9
                              14.9
                              14.86
                              14.99
                              15.08
                              15.27
                              15.218
                              15.24
                              14.99
                              15.03
                              15.12
                              15.16
                              15.23
                              15.179
                              15.15
                              15.2
                              15.22
                              15.05
                              15
                              15.01
                              15.18
                              15.22
                              15.16
                              15.15
                              15.14
                              15.09
                              15.04
                              14.97
                              15
                              15.11
                              15.2
                              15.2
                              15.43
                              15.5
                              15.64
                              15.43
                              15.44
                              15.39
                              15.38
                              15.36
                              15.44
                              15.55
                              15.5
                              15.44
                              15.46
                              15.45
                              15.44
                              15.45
                              15.56
                              15.5
                              15.54
                              15.53
                              15.23
                              15.01
                              15.03
                              15.16
                              15.27
                              15.3
                              15.25
                              15.12
                              15.21
                              15.18
                              15
                              15.09
                              15.15
                              15.15
                              15.13
                              14.86
                              14.87
                              14.81
                              14.75
                              14.95
                              14.91
                              14.86
                              14.95
                              14.979
                              15.03
                              14.97
                              14.85
                              14.82
                              14.76
                              14.77
                              14.79
                              14.86
                              14.8
                              14.76
                              14.83
                              14.8
                              14.88
                              15.1
                              15.42
                              15.32
                              15
                              15.01
                              15.03
                              15.17
                              15.16
                              15.26
                              15.36
                              15.3
                              15.12
                              15.01
                              15.06
                              15.05
                              15.05
                              15.05
                              15.07
                              15.071
                              15.11
                              15.15
                              15.2
                              15.3
                              15.38
                              15.3
                              15.27
                              15.31
                              15.36
                              15.36
                              15.37
                              15.36
                              15.38
                              15.4
                              15.39
                              15.39
                              15.33
                              15.38
                              15.34
                              15.34
                              15.36
                              15.36
                              15.37
                              15.34
                              15.4
                              15.4
                              15.33
                              15.28
                              15.12
                              15.18
                              15.08
                              14.96
                              15.1
                              15.1
                              15.09
                              14.98
                              14.93
                              14.69
                              14.61
                              14.61
                              14.42
                              14.39
                              14.43
3/31/05                       14.49

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.49
------------------------------------
Common Share
Net Asset Value               $15.69
------------------------------------
Premium/(Discount) to NAV     -7.65%
------------------------------------
Market Yield                   6.34%
------------------------------------
Taxable-Equivalent Yield1      9.46%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $367,750
------------------------------------
Average Effective
Maturity on Securities (Years) 16.92
------------------------------------
Leverage-Adjusted Duration      8.58
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.23%         0.67%
------------------------------------
1-Year         -4.76%         3.20%
------------------------------------
5-Year          8.98%         8.63%
------------------------------------
10-Year         6.60%         6.89%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         28.9%
------------------------------------
Tax Obligation/General         12.7%
------------------------------------
Healthcare                     12.5%
------------------------------------
U.S. Guaranteed                12.3%
------------------------------------
Utilities                       9.8%
------------------------------------
Education and Civic
  Organizations                 8.0%
------------------------------------
Transportation                  6.4%
------------------------------------
Other                           9.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1280 per share.

Nuveen New York Quality Income Municipal Fund, Inc.
NUN

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          86%
U.S. Guaranteed                  14%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765
Jan                           0.0765
Feb                           0.0765
Mar                           0.0735

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        15.81
                              15.44
                              14.95
                              14.86
                              15.01
                              15.03
                              14.98
                              14.8
                              14.39
                              14.27
                              14.39
                              14.35
                              14.05
                              13.91
                              14.06
                              13.91
                              13.87
                              13.79
                              13.81
                              13.77
                              13.79
                              13.8
                              13.75
                              13.73
                              13.59
                              13.31
                              13.12
                              13.39
                              13.44
                              13.36
                              13.34
                              13.32
                              13.27
                              13.28
                              13.3
                              13.31
                              13.37
                              13.48
                              13.64
                              13.71
                              13.7
                              13.7
                              13.65
                              13.69
                              13.72
                              13.67
                              13.55
                              13.57
                              13.52
                              13.5
                              13.34
                              13.52
                              13.52
                              13.47
                              13.44
                              13.5
                              13.49
                              13.53
                              13.61
                              13.62
                              13.64
                              13.6
                              13.62
                              13.66
                              13.83
                              13.9
                              14.01
                              14
                              14.2
                              14.22
                              14.11
                              14.14
                              14.09
                              14.12
                              14.14
                              13.91
                              13.77
                              13.82
                              13.83
                              13.88
                              13.82
                              13.89
                              13.97
                              14.11
                              14.11
                              14.15
                              14.22
                              14.18
                              14.18
                              14.24
                              14.23
                              14.22
                              14.12
                              14.1
                              14.15
                              14.23
                              14.27
                              14.41
                              14.42
                              14.42
                              14.4
                              14.36
                              14.38
                              14.44
                              14.52
                              14.55
                              14.71
                              14.74
                              14.71
                              14.6
                              14.55
                              14.67
                              14.66
                              14.67
                              14.674
                              14.74
                              14.65
                              14.67
                              14.7
                              14.7
                              14.74
                              14.78
                              14.78
                              14.75
                              14.72
                              14.85
                              14.78
                              14.7
                              14.62
                              14.66
                              14.64
                              14.75
                              14.72
                              14.88
                              15
                              14.99
                              14.87
                              14.84
                              14.86
                              14.83
                              14.96
                              14.97
                              14.96
                              14.96
                              14.98
                              15.03
                              15.13
                              15.12
                              15.06
                              15.12
                              15.21
                              15.09
                              15.24
                              15.08
                              14.85
                              14.85
                              14.85
                              14.82
                              14.88
                              14.95
                              14.98
                              14.93
                              14.9
                              14.83
                              14.93
                              14.97
                              14.94
                              14.84
                              14.7
                              14.52
                              14.54
                              14.41
                              14.52
                              14.56
                              14.5
                              14.56
                              14.57
                              14.65
                              14.56
                              14.49
                              14.49
                              14.37
                              14.27
                              14.28
                              14.27
                              14.1
                              14.13
                              14.16
                              14.22
                              14.22
                              14.36
                              14.44
                              14.5
                              14.29
                              14.3
                              14.4
                              14.44
                              14.46
                              14.48
                              14.41
                              14.52
                              14.55
                              14.52
                              14.58
                              14.62
                              14.6
                              14.68
                              14.85
                              14.8
                              14.9
                              14.87
                              14.95
                              15.01
                              14.9
                              14.94
                              14.93
                              14.95
                              15.1
                              15.14
                              15.12
                              15.17
                              15.2
                              15.13
                              15.12
                              15.05
                              15.03
                              14.96
                              15
                              14.99
                              15.09
                              15.1
                              15.18
                              15.17
                              15.16
                              15.17
                              15.07
                              15.03
                              14.89
                              14.71
                              14.62
                              14.72
                              14.62
                              14.66
                              14.55
                              14.64
                              14.44
                              14.49
                              14.21
                              14.19
                              14.05
                              14.02
                              14.13
3/31/05                       14.24


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.24
------------------------------------
Common Share
Net Asset Value               $15.47
------------------------------------
Premium/(Discount) to NAV     -7.95%
------------------------------------
Market Yield                   6.19%
------------------------------------
Taxable-Equivalent Yield1      9.24%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $372,663
------------------------------------
Average Effective
Maturity on Securities (Years) 16.21
------------------------------------
Leverage-Adjusted Duration      8.51
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
6-Month
(Cumulative)    0.54%         0.71%
------------------------------------
1-Year         -2.95%         2.71%
------------------------------------
5-Year          9.11%         8.29%
------------------------------------
10-Year         6.89%         6.90%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.5%
------------------------------------
Education and Civic
Organizations                  15.8%
------------------------------------
U.S. Guaranteed                12.1%
------------------------------------
Tax Obligation/General         10.2%
------------------------------------
Healthcare                      9.8%
------------------------------------
Transportation                  7.6%
------------------------------------
Utilities                       7.5%
------------------------------------
Other                           6.5%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0909 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.
NNF

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          91%
U.S. Guaranteed                   9%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.077
May                            0.077
Jun                            0.077
Jul                            0.077
Aug                            0.077
Sep                            0.077
Oct                            0.077
Nov                            0.077
Dec                            0.077
Jan                            0.077
Feb                            0.077
Mar                            0.074

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        16.32
                              16.06
                              15.51
                              15.17
                              15.22
                              15.4
                              15.32
                              14.85
                              14.63
                              14.6
                              14.69
                              14.7
                              14.71
                              14.5
                              14.59
                              14.4
                              14.31
                              14.27
                              14.3
                              14.15
                              14.25
                              14.12
                              14.1
                              14.17
                              14.12
                              14.07
                              14.09
                              14.1
                              13.8
                              13.48
                              13.39
                              13.45
                              13.5
                              13.59
                              13.56
                              13.59
                              13.75
                              13.78
                              13.88
                              13.94
                              13.98
                              13.98
                              13.98
                              13.93
                              13.98
                              13.93
                              13.95
                              13.87
                              13.82
                              13.87
                              13.8
                              13.73
                              13.67
                              13.65
                              13.62
                              13.66
                              13.65
                              13.67
                              13.8
                              13.76
                              13.67
                              13.77
                              13.79
                              13.85
                              14
                              14.07
                              14.15
                              14.1
                              14.3
                              14.4
                              14.36
                              14.49
                              14.45
                              14.59
                              14.58
                              14.43
                              14.21
                              14.3
                              14.29
                              14.29
                              14.25
                              14.27
                              14.42
                              14.43
                              14.43
                              14.44
                              14.5
                              14.45
                              14.46
                              14.57
                              14.6
                              14.68
                              14.61
                              14.55
                              14.74
                              14.78
                              14.9
                              14.91
                              14.93
                              15.04
                              15.12
                              15
                              15
                              15.09
                              15.19
                              15.25
                              15.18
                              15.23
                              15.23
                              15.11
                              15.38
                              15.29
                              15.45
                              15.5
                              15.23
                              15.29
                              15.35
                              15.37
                              15.3
                              15.24
                              15.28
                              15.37
                              15.37
                              15.3
                              15.3
                              15.38
                              15.38
                              15.23
                              15.34
                              15.4
                              15.4
                              15.49
                              15.35
                              15.48
                              15.69
                              15.69
                              15.65
                              15.8
                              15.7
                              15.62
                              15.581
                              15.63
                              15.61
                              15.59
                              15.6
                              15.6
                              15.58
                              15.53
                              15.49
                              15.5
                              15.44
                              15.55
                              15.6
                              15.42
                              15.03
                              15.08
                              15.12
                              15.13
                              15.18
                              15.2
                              15.24
                              15.25
                              15.3
                              15.191
                              15.31
                              15.34
                              15.37
                              15.4
                              15.26
                              15.25
                              15.26
                              15.14
                              15.12
                              15.24
                              15.16
                              15.23
                              15.18
                              15.25
                              15.05
                              15.07
                              15.15
                              15
                              14.85
                              14.87
                              14.82
                              14.79
                              14.71
                              14.82
                              14.66
                              14.8
                              15.05
                              15.15
                              15.26
                              15.26
                              15.35
                              15.45
                              15.59
                              15.18
                              14.81
                              14.71
                              14.61
                              14.59
                              14.55
                              14.63
                              14.63
                              14.68
                              14.71
                              14.7
                              14.72
                              14.76
                              14.73
                              14.84
                              14.86
                              14.94
                              14.98
                              15.09
                              15.07
                              15.09
                              15.2
                              15.22
                              15.17
                              15.13
                              15.13
                              15.11
                              14.92
                              14.99
                              14.84
                              15
                              15.02
                              14.98
                              15.01
                              15.14
                              15.13
                              15.14
                              15.21
                              15.16
                              15.19
                              15.12
                              15
                              14.85
                              15.02
                              15.01
                              15
                              14.8
                              14.86
                              14.71
                              14.58
                              14.4
                              14.37
                              14.11
                              14.14
                              14.19
3/31/05                       14.289


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.29
------------------------------------
Common Share
Net Asset Value               $15.62
------------------------------------
Premium/(Discount) to NAV     -8.52%
------------------------------------
Market Yield                   6.21%
------------------------------------
Taxable-Equivalent Yield1      9.27%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $130,126
------------------------------------
Average Effective
Maturity on Securities (Years) 16.36
------------------------------------
Leverage-Adjusted Duration      8.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.13%         0.74%
------------------------------------
1-Year         -5.55%         2.84%
------------------------------------
5-Year          8.69%         8.46%
------------------------------------
10-Year         7.77%         7.46%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.0%
------------------------------------
Education and Civic
Organizations                  16.7%
------------------------------------
Healthcare                     13.6%
------------------------------------
U.S. Guaranteed                 9.2%
------------------------------------
Tax Obligation/General          8.6%
------------------------------------
Utilities                       7.0%
------------------------------------
Water and Sewer                 6.8%
------------------------------------
Transportation                  5.8%
------------------------------------
Other                           2.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1836 per share.

Nuveen Insured New York Dividend Advantage Municipal Fund
NKO

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          84%
AAA (uninsured)                   6%
AA (uninsured)                    4%
BBB (uninsured)                   6%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0745
May                           0.0745
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0715

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        15.45
                              15.3
                              14.95
                              14.48
                              14.8
                              15.05
                              14.95
                              14.75
                              14.3
                              14.35
                              14.26
                              14.45
                              14.19
                              14.02
                              13.98
                              13.58
                              13.34
                              13.4
                              13.75
                              13.5
                              13.55
                              13.59
                              13.55
                              13.48
                              13.25
                              12.95
                              12.97
                              13.24
                              13.1
                              13.06
                              13
                              13
                              13.2
                              12.98
                              12.98
                              13
                              13.12
                              13.06
                              13.13
                              13.36
                              13.26
                              13.26
                              13.53
                              13.52
                              13.45
                              13.32
                              13.2
                              13.14
                              13.05
                              13
                              12.95
                              13.09
                              13.05
                              13.13
                              13.05
                              13.12
                              13.1
                              13.134
                              13.15
                              13.24
                              13.22
                              13.42
                              13.46
                              13.52
                              13.9
                              13.83
                              13.69
                              13.67
                              13.75
                              13.89
                              13.69
                              13.72
                              13.8
                              13.87
                              13.78
                              13.8
                              13.61
                              13.81
                              13.83
                              13.75
                              13.58
                              13.53
                              13.68
                              13.77
                              13.77
                              13.9
                              13.88
                              13.92
                              14
                              13.95
                              14.04
                              14.04
                              13.9
                              13.96
                              14.01
                              14.12
                              14.09
                              14.1
                              14.1
                              14.13
                              13.97
                              14
                              14.18
                              14.2
                              14.28
                              14.28
                              14.5
                              14.78
                              14.6
                              14.5
                              14.5
                              14.43
                              14.44
                              14.52
                              14.38
                              14.41
                              14.33
                              14.36
                              14.36
                              14.34
                              14.33
                              14.4
                              14.5
                              14.54
                              14.59
                              14.6
                              14.54
                              14.35
                              14.27
                              14.3
                              14.3
                              14.39
                              14.37
                              14.65
                              14.46
                              14.52
                              14.7
                              14.89
                              14.85
                              14.86
                              14.83
                              14.86
                              14.85
                              14.84
                              14.87
                              14.95
                              15.05
                              14.85
                              14.94
                              14.96
                              15.02
                              15.04
                              15.04
                              14.91
                              14.7
                              14.84
                              14.85
                              14.82
                              15.11
                              14.89
                              14.99
                              14.99
                              14.95
                              14.85
                              14.9
                              14.71
                              14.69
                              14.69
                              14.35
                              14.31
                              14.24
                              14.14
                              14.26
                              14.34
                              14.38
                              14.45
                              14.4
                              14.57
                              14.24
                              14
                              14.18
                              13.98
                              13.95
                              13.87
                              13.84
                              13.86
                              13.85
                              13.87
                              13.85
                              13.85
                              13.86
                              13.85
                              14.06
                              14.12
                              14.1
                              14.09
                              14.18
                              14.32
                              14.38
                              14.45
                              14.4
                              14.34
                              14.38
                              14.39
                              14.55
                              14.49
                              14.49
                              14.7
                              14.7
                              14.84
                              14.89
                              15.07
                              15.09
                              15.05
                              15
                              15.14
                              15.08
                              15.07
                              15.08
                              15.08
                              14.98
                              15
                              14.75
                              14.8
                              14.85
                              14.65
                              14.84
                              14.85
                              14.89
                              14.99
                              15.05
                              15.12
                              15
                              14.87
                              14.85
                              14.71
                              14.8
                              14.65
                              14.61
                              14.57
                              14.65
                              14.6
                              14.56
                              14.58
                              14.49
                              14.39
                              14.07
                              13.75
                              13.79
                              13.7
                              13.75
                              13.96
3/31/05                       14.1

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.10
------------------------------------
Common Share
Net Asset Value               $15.42
------------------------------------
Premium/(Discount) to NAV     -8.56%
------------------------------------
Market Yield                   6.09%
------------------------------------
Taxable-Equivalent Yield1      9.09%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $122,720
------------------------------------
Average Effective
Maturity on Securities (Years) 17.17
------------------------------------
Leverage-Adjusted Duration      8.46
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.13%         1.84%
------------------------------------
1-Year         -1.42%         4.15%
------------------------------------
Since
Inception       4.62%         9.09%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.9%
------------------------------------
Healthcare                     15.8%
------------------------------------
U.S. Guaranteed                14.5%
------------------------------------
Utilities                      11.5%
------------------------------------
Education and Civic
  Organizations                 9.6%
------------------------------------
Tax Obligation/General          7.3%
------------------------------------
Transportation                  6.3%
------------------------------------
Housing/Multifamily             3.8%
------------------------------------
Other                           7.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1158 per share.

Nuveen Insured New York Tax-Free Advantage Municipal Fund
NRK

Performance
     OVERVIEW As of March 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          85%
AAA (uninsured)                   2%
AA (uninsured)                    7%
A (uninsured)                     1%
BBB (uninsured)                   5%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                           0.0725
May                           0.0725
Jun                           0.0725
Jul                           0.0725
Aug                           0.0725
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                           0.0665
Jan                           0.0665
Feb                           0.0665
Mar                           0.0635

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        15
                              14.75
                              14.63
                              14.14
                              14.05
                              14.1
                              14.06
                              13.91
                              13.8
                              13.85
                              13.91
                              14
                              14.03
                              13.8
                              13.55
                              13.49
                              13.45
                              13.55
                              13.6
                              13.6
                              13.39
                              13.47
                              13.46
                              13.35
                              13.04
                              12.98
                              12.55
                              12.61
                              12.4
                              12
                              12.21
                              12.25
                              12.39
                              12.4
                              12.53
                              12.44
                              12.63
                              12.54
                              12.6
                              12.68
                              12.79
                              12.79
                              12.72
                              12.81
                              12.76
                              12.76
                              12.56
                              12.69
                              12.72
                              12.72
                              12.65
                              12.55
                              12.52
                              12.6
                              12.55
                              12.46
                              12.54
                              12.58
                              12.56
                              12.54
                              12.55
                              12.54
                              12.63
                              12.83
                              13.1
                              13.1
                              13.05
                              13.05
                              13.18
                              13.34
                              13.17
                              13.21
                              13.2
                              13.13
                              13.19
                              13.24
                              13.14
                              13.04
                              13.11
                              13.04
                              12.96
                              13
                              13.07
                              13.13
                              13.13
                              13.25
                              13.45
                              13.57
                              13.55
                              13.75
                              13.77
                              13.6
                              13.62
                              13.65
                              13.71
                              13.85
                              13.8
                              13.8
                              13.8
                              13.75
                              13.75
                              14.15
                              14
                              14.07
                              13.74
                              14.3
                              14.41
                              14.45
                              14.34
                              14.2
                              14.2
                              14.1
                              14.07
                              14.08
                              13.86
                              13.63
                              13.75
                              13.64
                              13.68
                              13.72
                              13.66
                              13.74
                              13.7
                              13.74
                              13.66
                              13.9
                              13.71
                              13.64
                              13.7
                              13.7
                              13.66
                              13.45
                              13.57
                              13.7
                              13.9
                              13.87
                              13.87
                              13.9
                              13.91
                              13.83
                              13.78
                              13.85
                              13.77
                              13.78
                              13.85
                              13.95
                              13.9
                              14.05
                              14.08
                              14.11
                              14.3
                              14.45
                              14.45
                              14.35
                              14.3
                              14.19
                              14.48
                              14.4
                              14.26
                              14.26
                              14.38
                              14.36
                              14.5
                              14.44
                              14.37
                              14.25
                              14.18
                              14.17
                              14.07
                              13.88
                              13.57
                              13.46
                              13.58
                              13.65
                              13.48
                              13.61
                              13.55
                              13.78
                              13.5
                              13.37
                              13.52
                              13.34
                              13.32
                              13.25
                              13.18
                              13.16
                              13.14
                              13.06
                              13
                              13.04
                              13.08
                              13.12
                              13.17
                              13.31
                              13.29
                              13.31
                              13.42
                              13.45
                              13.49
                              13.47
                              13.45
                              13.43
                              13.59
                              13.55
                              13.56
                              13.77
                              13.79
                              13.65
                              13.65
                              13.68
                              13.65
                              13.76
                              13.69
                              13.71
                              13.7
                              13.77
                              13.87
                              13.9
                              13.86
                              13.84
                              13.8
                              14.06
                              13.97
                              14.17
                              13.9
                              13.74
                              13.64
                              13.64
                              13.58
                              13.76
                              13.785
                              13.87
                              13.95
                              14.17
                              14.22
                              14.04
                              13.96
                              13.72
                              13.64
                              13.52
                              13.6
                              13.6
                              13.89
                              14.05
                              14
                              13.91
                              13.8
                              13.78
                              13.62
                              13.33
                              13.31
                              13.54
3/31/05                       13.41

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.41
------------------------------------
Common Share
Net Asset Value               $14.67
------------------------------------
Premium/(Discount) to NAV     -8.59%
------------------------------------
Market Yield                   5.68%
------------------------------------
Taxable-Equivalent Yield1      8.48%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $51,528
------------------------------------
Average Effective
Maturity on Securities (Years) 16.86
------------------------------------
Leverage-Adjusted Duration      8.69
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.24%         2.18%
------------------------------------
1-Year         -5.12%         3.97%
------------------------------------
Since
Inception       1.02%         6.81%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.8%
------------------------------------
Education and Civic
  Organizations                15.1%
------------------------------------
Healthcare                     13.8%
------------------------------------
Utilities                      10.9%
------------------------------------
U.S. Guaranteed                10.8%
------------------------------------
Transportation                  8.1%
------------------------------------
Other                           9.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on March 22, 2005.

                                                                         NQN                                     NVN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                          Common and                               Common and
                                                          MuniPreferred      MuniPreferred         MuniPreferred       MuniPreferred
                                                          shares voting      shares voting         shares voting       shares voting
                                                               together           together              together            together
                                                             as a class         as a class            as a class          as a class
====================================================================================================================================
Robert P. Bremner
    For                                                      15,802,673                 --            21,237,235                  --
    Withhold                                                    138,907                 --               157,734                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================
Lawrence H. Brown
    For                                                      15,806,732                 --            21,237,939                  --
    Withhold                                                    134,848                 --               157,030                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================
Jack B. Evans
    For                                                      15,802,014                 --            21,238,351                  --
    Withhold                                                    139,566                 --               156,618                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================
William C. Hunter
    For                                                      15,804,311                 --            21,236,771                  --
    Withhold                                                    137,269                 --               158,198                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================
David J. Kundert
    For                                                      15,809,235                 --            21,235,971                  --
    Withhold                                                    132,345                 --               158,998                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================
William J. Schneider
    For                                                              --              5,560                    --               7,291
    Withhold                                                         --                 26                    --                  50
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                            --              5,586                    --               7,341
====================================================================================================================================
Timothy R. Schwertfeger
    For                                                              --              5,560                    --               7,291
    Withhold                                                         --                 26                    --                  50
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                            --              5,586                    --               7,341
====================================================================================================================================
Judith M. Stockdale
    For                                                      15,804,885                 --            21,239,601                  --
    Withhold                                                    136,695                 --               155,368                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================
Eugene S. Sunshine
    For                                                      15,804,570                 --            21,230,471                  --
    Withhold                                                    137,010                 --               164,498                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    15,941,580                 --            21,394,969                  --
====================================================================================================================================

                                                                        NUN                                      NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                          Common and                               Common and
                                                          MuniPreferred       MuniPreferred        MuniPreferred       MuniPreferred
                                                          shares voting       shares voting        shares voting       shares voting
                                                               together            together             together            together
                                                             as a class          as a class           as a class          as a class
====================================================================================================================================
Robert P. Bremner
    For                                                      21,835,862                 --             7,589,829                  --
    Withhold                                                    285,750                 --                88,779                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================
Lawrence H. Brown
    For                                                      21,831,881                 --             7,594,051                  --
    Withhold                                                    289,731                 --                84,557                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================
Jack B. Evans
    For                                                      21,829,459                 --             7,594,051                  --
    Withhold                                                    292,153                 --                84,557                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================
William C. Hunter
    For                                                      21,828,721                 --             7,594,051                  --
    Withhold                                                    292,891                 --                84,557                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================
David J. Kundert
    For                                                      21,832,096                 --             7,590,051                  --
    Withhold                                                    289,516                 --                88,557                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================
William J. Schneider
    For                                                              --              7,609                    --               2,504
    Withhold                                                         --                 17                    --                   6
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                            --              7,626                    --               2,510
====================================================================================================================================
Timothy R. Schwertfeger
    For                                                              --              7,609                    --               2,500
    Withhold                                                         --                 17                    --                  10
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                            --              7,626                    --               2,510
====================================================================================================================================
Judith M. Stockdale
    For                                                      21,828,376                 --             7,594,047                  --
    Withhold                                                    293,236                 --                84,561                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================
Eugene S. Sunshine
    For                                                      21,826,404                 --             7,590,051                  --
    Withhold                                                    295,208                 --                88,557                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                    22,121,612                 --             7,678,608                  --
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)
                                                                        NKO                                       NRK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                          Common and                               Common and
                                                          MuniPreferred      MuniPreferred         MuniPreferred       MuniPreferred
                                                          shares voting      shares voting         shares voting       shares voting
                                                               together           together              together            together
                                                             as a class         as a class            as a class          as a class
====================================================================================================================================
Robert P. Bremner
    For                                                       7,686,744                 --             3,376,223                  --
    Withhold                                                     60,823                 --                29,797                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================
Lawrence H. Brown
    For                                                       7,690,751                 --             3,376,233                  --
    Withhold                                                     56,816                 --                29,787                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================
Jack B. Evans
    For                                                       7,691,178                 --             3,376,233                  --
    Withhold                                                     56,389                 --                29,787                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================
William C. Hunter
    For                                                       7,691,458                 --             3,376,233                  --
    Withhold                                                     56,109                 --                29,787                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================
David J. Kundert
    For                                                       7,690,334                 --             3,376,233                  --
    Withhold                                                     57,233                 --                29,787                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================
William J. Schneider
    For                                                              --              2,378                    --               1,079
    Withhold                                                         --                  4                    --                   1
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                            --              2,382                    --               1,080
====================================================================================================================================
Timothy R. Schwertfeger
    For                                                              --              2,378                    --               1,079
    Withhold                                                         --                  4                    --                   1
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                            --              2,382                    --               1,080
====================================================================================================================================
Judith M. Stockdale
    For                                                       7,686,302                 --             3,376,233                  --
    Withhold                                                     61,265                 --                29,787                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================
Eugene S. Sunshine
    For                                                       7,680,478                 --             3,376,233                  --
    Withhold                                                     67,089                 --                29,787                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                     7,747,567                 --             3,406,020                  --
====================================================================================================================================

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.7% (6.5% OF TOTAL INVESTMENTS)

$       1,250   New York City Industrial Development Agency, New York, Civic            No Opt. Call         AAA     $    1,355,050
                 Facility Revenue Bonds, USTA National Tennis Center Inc.,
                 Series 2004, 5.000%, 11/15/13 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          3,268,830
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        6,500   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          6,776,055
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        3,500   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          3,638,320
                 Revenue Bonds, Culinary Institute of America, Series 1999,
                 5.000%, 7/01/22 - MBIA Insured

        4,500   Dormitory Authority of the State of New York, State and Local         7/15 at 100.00         AAA          4,798,980
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

        1,150   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00         Aaa          1,199,335
                 Canisius College, Series 2005, 5.000%, 7/01/21
                 (WI, settling 4/26/05) - MBIA Insured

          965   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,098,276
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,250   Dormitory Authority of the State of New York, Insured Revenue         7/10 at 101.00         AAA          1,397,538
                 Bonds, Pace University, Series 2000, 6.000%, 7/01/29 -
                 MBIA Insured

        1,200   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          1,341,816
                 Bonds, Cooper Union, Series 1999, 6.250%, 7/01/29 -
                 MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,113,940
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/18 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.1% (16.1% OF TOTAL INVESTMENTS)

        2,000   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA          2,099,240
                 Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        3,150    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,361,113
        2,100    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,233,812

        3,135   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA          3,225,539
                 Hospital Insured Revenue Bonds, Southside Hospital,
                 Series 1998, 5.000%, 2/15/25 - MBIA Insured

        7,080   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,111,435
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        5,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          5,305,100
                 Mortgage Hospital Revenue Bonds, Highland Hospital of
                 Rochester, Series 1997A, 5.400%, 8/01/27 - MBIA Insured

        3,280   Dormitory Authority of the State of New York, Revenue                11/08 at 101.00         AAA          3,399,031
                 Bonds, North Shore Health System Obligated Group,
                 Series 1998, 5.000%, 11/01/23 - MBIA Insured

        2,075   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,149,077
                 Mortgage Revenue Bonds, Montefiore Hospital,
                 Series 2004, 5.000%, 8/01/29 - FGIC Insured

        4,120   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,486,433
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        6,000   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00         AAA          6,301,920
                 Bonds, Memorial Sloan-Kettering Cancer Center,
                 Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                Series 1999:
          845    5.250%, 8/01/19 - AMBAC Insured                                      8/09 at 101.00         AAA            883,507
        4,000    5.500%, 8/01/38 - AMBAC Insured                                      8/09 at 101.00         AAA          4,192,640


                                       19


                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       8,000   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00         AAA     $    8,639,280
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Charles Hospital and Rehabilitation Center,
                 Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          1,621,110
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          3,273,330
                 Revenue Bonds, New Island Hospital, Series 1999A,
                 5.750%, 7/01/19 - AMBAC Insured

        8,525   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          8,937,695
                 Winthrop-South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.7% (1.1% OF TOTAL INVESTMENTS)

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
        1,745    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA          1,804,452
        2,720    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          2,814,275

          205   New York State Housing Finance Agency, FHA-Insured                    8/05 at 101.00         AAA            209,377
                 Mortgage Multifamily Housing Revenue Bonds,
                 Series 1994B, 6.250%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          725   New York State Mortgage Agency, Mortgage Revenue Bonds,               7/10 at 100.00         AAA            765,375
                 Twenty-Fourth Series, 5.875%, 10/01/15 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

        3,000   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA          3,045,030
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

        1,185   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          1,272,560
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.7% (9.8% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,000    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,087,070
        1,200    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,300,056
        1,300    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,401,959
        1,400    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,504,888

          635   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            699,154
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

        2,000   Hempstead Town, New York, General Obligation Bonds,                   1/11 at 101.00         Aaa          2,173,880
                 Series 2001A, 5.250%, 1/15/14 - MBIA Insured

          700   Jericho Union Free School District, Nassau County, New York,          8/09 at 101.00         Aaa            767,725
                 General Obligation Bonds, Series 2000, 5.600%, 8/01/18 -
                 MBIA Insured

        1,000   Monroe County, New York, General Obligation Public                    3/12 at 100.00         AAA          1,060,800
                 Improvement Bonds, Series 2002, 5.000%, 3/01/16 -
                 FGIC Insured

                Monticello Central School District, Sullivan County, New York,
                General Obligation Bonds, Series 2000:
        1,905    6.000%, 6/15/18 - FGIC Insured                                       6/09 at 101.00         AAA          2,122,322
        2,000    6.000%, 6/15/19 - FGIC Insured                                       6/09 at 101.00         AAA          2,228,160
        2,165    6.000%, 6/15/20 - FGIC Insured                                       6/09 at 101.00         AAA          2,411,983

                Nassau County, New York, General Obligation Improvement
                Bonds, Series 1999B:
        2,005    5.250%, 6/01/22 - AMBAC Insured                                      6/09 at 102.00         AAA          2,169,971
        1,000    5.250%, 6/01/23 - AMBAC Insured                                      6/09 at 102.00         AAA          1,071,270

        5,000   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          5,323,850
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

        5,000   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call         AAA          5,485,800
                 Series 2004B, 5.250%, 8/01/12 - FSA Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
$       1,400    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA     $    1,514,352
        2,600    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          2,814,240

        1,165   Nassau County, North Hempstead, New York, General                     3/08 at 101.00         Aaa          1,194,055
                 Obligation Refunding Bonds, Series 1998B,
                 4.750%, 3/01/18 - FGIC Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          500    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            543,750
          500    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            543,750

          255   Port Jervis, Orange County, New York, General Obligation              3/09 at 101.00         Aaa            277,269
                 Bonds, Water Improvements, Series 1999, 5.625%, 3/15/24 -
                 FGIC Insured

        2,240   Suffolk County, New York, General Obligation Bonds,                     No Opt. Call         AAA          2,415,616
                 Series 2004B, 5.000%, 5/01/11 - FSA Insured

          800   West Islip Union Free School District, Suffolk County,                  No Opt. Call         Aaa            869,632
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.3% (30.2% OF TOTAL INVESTMENTS)

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,000    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,110,890
        1,200    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00                      1,333,068

        1,290   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA          1,447,419
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        2,760   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          3,037,297
                 Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State
                Service Contract Refunding Bonds, Series 2002A:
        4,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          5,235,345
        1,250    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          1,375,588
        2,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          2,188,380
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,062,380
        4,095    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,213,796

        6,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          6,358,800
                 Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        2,115    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          2,242,513
        1,305    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,337,886
        1,305    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,333,188

        4,820   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          5,301,614
                 and Use Tax Revenue Bonds, Series 2004H,
                 5.250%, 11/15/13 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          2,149,000
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/20 - AMBAC Insured

        3,910   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          4,083,018
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,660   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,777,628
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,114,680
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        1,500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA          1,560,840
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        5,000   Dormitory Authority of the State of New York, Lease Revenue           5/10 at 101.00         AAA          5,515,500
                 Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           8/11 at 100.00         AAA          1,067,910
                 Bonds, Nassau County Board of Cooperative Educational
                 Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured


                                       21


                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA     $    2,373,885
                 Program Insured Revenue Bonds, St. Anne Institute, Issue 2,
                 Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
        1,145    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA          1,236,863
        2,100    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA          2,272,935

          100   Dormitory Authority of the State of New York, Revenue                 8/11 at 100.00         AAA            109,507
                 Bonds, Mental Health Services Facilities Improvements,
                 Series 2001B, 5.500%, 8/15/19 - MBIA Insured

           75   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA             83,283
                 Mental Health Services Facilities Improvements,
                 Series 2000D, 5.875%, 2/15/16 - FSA Insured

        2,410   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          2,545,948
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

          110   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA            117,085
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

          155   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA            161,065
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - MBIA Insured

        1,340   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          1,474,884
                 Revenue Bonds, 853 Schools Program - Anderson School,
                 Series 1999E, Issue 2, 5.750%, 7/01/19 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          2,201,320
                 Revenue Bonds, Special Act School District Program,
                 Series 1999, 5.750%, 7/01/19 - MBIA Insured

        2,265   New York State Environmental Facilities Corporation, Special          4/07 at 100.00         AAA          2,340,606
                 Obligation Revenue Refunding Bonds, Riverbank State Park,
                 Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        1,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          1,792,945
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

        3,000   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          3,296,040
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        4,600   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          4,916,526
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,290    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA          1,403,520
        1,300    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA          1,412,749
        2,000    5.000%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          2,092,840

        3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          3,781,470
                 Fund Bonds, Series 2002A, 5.250%, 4/01/17 - FSA Insured

        2,225   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,386,580
                 Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
        1,000    5.000%, 4/01/20 - MBIA Insured                                       4/14 at 100.00         AAA          1,056,760
        1,750    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         AAA          1,843,958

        3,790   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          4,160,397
                 Fund Bonds, Series 2004B, 5.250%, 4/01/12 -
                 AMBAC Insured

        1,550   New York State Thruway Authority, State Personal Income Tax           9/14 at 100.00         AAA          1,620,665
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

          650   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA            721,234
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 -
                 MBIA Insured

        2,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          2,188,900
                 5.500%, 8/01/19 - FSA Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
$       2,200    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA     $    2,306,260
        1,600    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,674,736
        3,170    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,300,509

        1,435   Suffolk County Industrial Development Agency, New York,              10/10 at 102.00         Aaa          1,634,235
                 Revenue Bonds, Hampton Bays Public Library, Series 1999A,
                 6.000%, 10/01/19 - MBIA Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        6,300    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          6,746,229
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,066,560
        4,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,783,545


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 14.3% (9.6% OF TOTAL INVESTMENTS)

        2,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          2,209,840
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.500%, 11/15/19 - AMBAC Insured

        2,520   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          2,609,183
                 Transportation Revenue Bonds, Series 2005A,
                 5.000%, 11/15/33 - AMBAC Insured

        1,800   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,869,552
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        2,300   Niagara Frontier Airport Authority, New York, Airport                 4/09 at 101.00         AAA          2,425,534
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) -
                 MBIA Insured

        5,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          5,317,350
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

        5,025   Port Authority of New York and New Jersey, Special Project           12/07 at 100.00         AAA          5,312,179
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

                Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
        5,250    7.000%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured             7/05 at 100.00         AAA          5,346,600
       11,500    6.000%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured             7/05 at 100.00         AAA         11,498,850

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            891,883
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,464,841


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 20.8% (13.9% OF TOTAL INVESTMENTS)

                Buffalo, New York, General Obligation Bonds, Series 1999D:
          525    6.000%, 12/01/18 (Pre-refunded to 12/01/09) - FSA Insured           12/09 at 101.00         AAA            593,045
          425    6.000%, 12/01/19 (Pre-refunded to 12/01/09) - FSA Insured           12/09 at 101.00         AAA            480,084

        1,230   Buffalo, New York, General Obligation Bonds, Series 1999E,           12/09 at 101.00         AAA          1,389,420
                 6.000%, 12/01/18 (Pre-refunded to 12/01/09) - FSA Insured

          500   Freeport, New York, General Obligation Bonds, Series 2000A,           4/10 at 101.00         Aaa            567,115
                 6.000%, 4/01/18 (Pre-refunded to 4/01/10) - FGIC Insured

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,410    5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,593,159
        1,410    5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,593,159

        2,210   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,315,815
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23 (Pre-refunded to 10/01/15) - FGIC Insured           10/15 at 100.00         AAA          5,570,954
        7,600    4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured           10/15 at 100.00         AAA          8,128,580


                                       23


                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       1,000   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA     $    1,088,700
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

                Nassau County, New York, General Obligation Improvement
                Bonds, Series 2000F:
        1,505    6.500%, 3/01/17 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,722,021
        1,000    6.500%, 3/01/19 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,144,200
          910    6.500%, 3/01/20 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,041,222

          340   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            388,249
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) -
                 MBIA Insured

        5,030   New York City Trust for Cultural Resources, New York, Revenue         7/19 at 100.00         AAA          5,514,641
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

        1,040   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          1,251,557
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16 - BIGI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2001B:
          975    5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 100.00         AAA          1,081,070
        1,405    5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 100.00         AAA          1,557,850

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA          2,251,680
                 Upstate Community Colleges, Series 2000A, 5.750%, 7/01/29
                 (Pre-refunded to 7/01/10) - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2001A:
        1,145    5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 100.00         AAA          1,265,443
        1,210    5.500%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 100.00         AAA          1,337,280

        2,945   Dormitory Authority of the State of New York, Fourth General          7/10 at 100.00         AAA          3,202,717
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 2000A, 5.125%, 7/01/21 (Pre-refunded
                 to 7/01/10) - FGIC Insured

        1,000   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00         AAA          1,085,210
                 Bonds, State Personal Income Tax, Series2003A,
                 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

        5,915   Dormitory Authority of the State of New York, Revenue                 5/12 at 101.00         AAA          6,497,450
                 Bonds, State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/20 (Pre-refunded to 5/15/12) - FGIC Insured

        1,000   Puerto Rico, General Obligation and Public Improvement                7/10 at 100.00         AAA          1,107,750
                 Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to
                 7/01/10) - MBIA Insured

          350   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA            395,052
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

                Suffolk County, New York, Public Improvement Bonds,
                Series 2000A:
        1,130    5.750%, 5/01/17 (Pre-refunded to 5/01/10) - MBIA Insured             5/10 at 101.00         AAA          1,269,928
        1,100    6.000%, 5/01/18 (Pre-refunded to 5/01/10) - MBIA Insured             5/10 at 101.00         AAA          1,248,995
          610    6.000%, 5/01/19 (Pre-refunded to 5/01/10) - MBIA Insured             5/10 at 101.00         AAA            692,625
          640    6.000%, 5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured             5/10 at 101.00         AAA            726,688


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.4% (7.0% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        6,000    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          6,324,840
        3,000    5.750%, 12/01/24 - FSA Insured                                       6/08 at 101.00         AAA          3,235,830
        1,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          1,056,580

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,573,825
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,631,000

        2,620   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,783,462
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

        2,275   New York State Energy Research and Development                        5/05 at 100.50         AAA          2,305,303
                 Authority, Adjustable Rate Gas Facilities Revenue Bonds,
                 Brooklyn Union Gas Company, Series 1989B, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,250   New York State Energy Research and Development Authority,             7/05 at 101.00         AAA     $    2,288,115
                 Gas Facilities Revenue Bonds, Brooklyn Union Gas Company,
                 Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) -
                 MBIA Insured

        1,000   New York State Energy Research and Development Authority,             7/05 at 102.00         AAA          1,028,080
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 1987A, 6.150%, 7/01/26
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          2,185,780
                 Pollution Control Revenue Bonds, Rochester Gas and
                 Electric Corporation, Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax) - MBIA Insured

        2,565   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          2,678,860
                 Series 2005RR, 5.000%, 7/01/35  (WI, settling 4/04/05) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.0% (4.6% OF TOTAL INVESTMENTS)

        3,655   Buffalo Municipal Water Finance Authority, New York,                  7/09 at 101.00         AAA          4,041,187
                 Water System Revenue Bonds, Series 1999, 6.000%, 7/01/29 -
                 FSA Insured

        5,030   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          5,244,127
                 Water and Sewerage System  Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          1,030,060
                 Water and Sewerage System  Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        4,750   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          5,106,202
                 New York, Water and Sewerage System  Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        2,000   New York City Municipal Water Finance Authority,                      6/11 at 100.00         AAA          2,105,280
                 New York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        1,660   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA          1,867,732
                 New York, Water and Sewerage System  Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     390,675   Total Long-Term Investments (cost $395,407,275) - 149.8%                                                417,585,536
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      5,092,151
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.7)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  278,677,687
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.1% (8.0% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,315    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $    1,454,416
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            677,448

          500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA            553,010
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

        1,000   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          1,036,130
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        1,365   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,479,715
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

        7,250   New York City Industrial Development Agency, New York,                1/09 at 101.00         AAA          7,433,208
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 1998, 5.000%, 7/01/28 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          2,179,220
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,870   Dormitory Authority of the State of New York, Insured Revenue         7/05 at 100.00         AAA          1,876,919
                 Bonds, Fordham University, Series 1990, 7.200%, 7/01/15 -
                 AMBAC Insured

        4,500   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          4,691,115
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

        1,130   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,286,064
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 - MBIA Insured                                       7/10 at 101.00         AAA          1,642,685
        2,235    0.000%, 7/01/18 - MBIA Insured                                       7/10 at 101.00         AAA          1,839,874
        2,495    0.000%, 7/01/19 - MBIA Insured                                       7/10 at 101.00         AAA          2,048,270
        1,870    0.000%, 7/01/21 - MBIA Insured                                       7/10 at 101.00         AAA          1,531,137

          500   Dormitory Authority of the State of New York, Insured Revenue         7/10 at 101.00         AAA            559,015
                 Bonds, Pace University, Series 2000, 6.000%, 7/01/29 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Canisius College, Series 2000:
        1,000    5.100%, 7/01/20 - MBIA Insured                                       7/11 at 101.00         AAA          1,058,760
        2,875    5.250%, 7/01/30 - MBIA Insured                                       7/11 at 101.00         AAA          3,031,831

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New York University, Series 2001-2:
        1,350    5.500%, 7/01/18 - AMBAC Insured                                      7/11 at 100.00         AAA          1,480,856
          800    5.500%, 7/01/20 - AMBAC Insured                                      7/11 at 100.00         AAA            873,120
          600    5.500%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA            654,840

        2,500   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          2,883,700
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        2,125   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,238,709
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        1,710   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA          1,807,778
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.9% (12.5% OF TOTAL INVESTMENTS)

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,987,656
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,260,302


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Revenue Bonds, St. Vincent's Hospital and Medical
                Center, Series 1991:
$       1,810    7.375%, 8/01/11                                                      8/05 at 100.00         AAA     $    1,816,806
        4,150    7.400%, 8/01/30                                                      8/05 at 100.00         AAA          4,329,280

        5,995   Dormitory Authority of the State of New York, FHA-Insured             8/05 at 104.00         AAA          6,305,661
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        6,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          6,901,310
                 Mortgage Revenue Refunding Bonds, United Health
                 Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          3,013,320
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        2,655   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,749,783
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        4,125   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,491,878
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,625,800
        3,210    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,339,588

        5,730   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          6,005,957
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        6,430   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          6,949,158
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/24 - MBIA Insured

       12,020   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA         12,601,888
                 Bonds, Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001A, 5.250%, 7/01/26 -
                 AMBAC Insured

        2,025   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          2,116,145
                 Bonds, Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.1% (2.7% OF TOTAL INVESTMENTS)

        9,755   New York City Housing Development Corporation, New York,              4/05 at 105.00         AAA         10,262,581
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 -
                 AMBAC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
          870    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA            899,641
        3,625    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          3,750,642


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,680   New York State Mortgage Agency, Mortgage Revenue Bonds,               7/10 at 100.00         AAA          1,773,559
                 Twenty-Fourth Series, 5.875%, 10/01/15 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3% (1.6% OF TOTAL INVESTMENTS)

        2,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          2,213,120
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        6,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          6,235,740
                 Nursing Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 19.1% (12.7% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds,
                Series 1999A:
          700    5.500%, 10/01/17 - FGIC Insured                                     10/09 at 101.00         AAA            767,641
          700    5.250%, 10/01/19 - FGIC Insured                                     10/09 at 101.00         AAA            758,254

                Erie County, New York, General Obligation Bonds,
                Series 2003A:
        1,410    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,532,769
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,625,070
        1,510    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,628,429
        1,635    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,757,494

          745   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            820,267
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured


                                       27


                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,500   Nassau County, New York, General Obligation Improvement               6/09 at 102.00         AAA     $    2,678,175
                 Bonds, Series 1999B, 5.250%, 6/01/23 - AMBAC Insured

           45   New York City, New York, General Obligation Bonds, Fiscal             8/05 at 100.00         AAA             45,142
                 Series 1992C, 6.250%, 8/01/10 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
        4,150    5.125%, 8/01/25 - MBIA Insured                                       8/08 at 101.00         AAA          4,320,731
        6,000    5.375%, 8/01/27 - MBIA Insured                                       8/08 at 101.00         AAA          6,371,040

        5,000   New York City, New York, General Obligation Bonds, Fiscal             4/09 at 101.00         AAA          5,116,200
                 Series 1999I, 5.000%, 4/15/29 - MBIA Insured

        3,000   New York City, New York, General Obligation Bonds,                    8/10 at 101.00         AAA          3,163,470
                 Fiscal Series 2001D, 5.000%, 8/01/16 - FGIC Insured

        6,250   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          6,654,813
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

        5,000   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call         AAA          5,485,800
                 Series 2004B, 5.250%, 8/01/12 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,660    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,795,589
        3,070    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          3,322,968

        2,330   Nassau County, North Hempstead, New York, General                     3/08 at 101.00         Aaa          2,388,110
                 Obligation Refunding Bonds, Series 1998B,
                 4.750%, 3/01/18 - FGIC Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          100    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            108,750
          100    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            108,750

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17 - FSA Insured                                        6/10 at 100.00         Aaa            582,388
          525    5.875%, 6/15/18 - FSA Insured                                        6/10 at 100.00         Aaa            581,863
          525    5.875%, 6/15/20 - FSA Insured                                        6/10 at 100.00         Aaa            581,994
          525    5.875%, 6/15/21 - FSA Insured                                        6/10 at 100.00         Aaa            581,994
          525    5.875%, 6/15/22 - FSA Insured                                        6/10 at 100.00         Aaa            581,994
          525    5.875%, 6/15/23 - FSA Insured                                        6/10 at 100.00         Aaa            581,994
          525    5.875%, 6/15/24 - FSA Insured                                        6/10 at 100.00         Aaa            581,994
          525    5.875%, 6/15/26 - FSA Insured                                        6/10 at 100.00         Aaa            578,062
          525    5.875%, 6/15/28 - FSA Insured                                        6/10 at 100.00         Aaa            578,062

                Rensselaer County, New York, General Obligation Bonds,
                Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                        No Opt. Call         AAA          1,181,597
          960    6.700%, 2/15/17 - AMBAC Insured                                        No Opt. Call         AAA          1,192,397
          960    6.700%, 2/15/18 - AMBAC Insured                                        No Opt. Call         AAA          1,200,749
          960    6.700%, 2/15/19 - AMBAC Insured                                        No Opt. Call         AAA          1,208,822
          960    6.700%, 2/15/20 - AMBAC Insured                                        No Opt. Call         AAA          1,216,646
          747    6.700%, 2/15/21 - AMBAC Insured                                        No Opt. Call         AAA            952,156

                Rochester, New York, General Obligation Bonds,
                Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA            820,936
          735    5.250%, 10/01/21 - MBIA Insured                                        No Opt. Call         AAA            821,068
          730    5.250%, 10/01/22 - MBIA Insured                                        No Opt. Call         AAA            815,155
          730    5.250%, 10/01/23 - MBIA Insured                                        No Opt. Call         AAA            814,388
          730    5.250%, 10/01/24 - MBIA Insured                                        No Opt. Call         AAA            815,264
          730    5.250%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA            815,877
          725    5.250%, 10/01/26 - MBIA Insured                                        No Opt. Call         AAA            811,732

        1,680   Suffolk County, New York, General Obligation Bonds,                     No Opt. Call         AAA          1,811,712
                 Series 2004B, 5.000%, 5/01/11 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 43.5% (28.9% OF TOTAL INVESTMENTS)

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,230    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,366,395
        1,225    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,360,840


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,700   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA     $    1,907,451
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          5,062,162
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,326,820
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,301,410
        5,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          5,470,950
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,062,380
        4,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,116,040

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          7,948,500
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        4,000    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          4,241,160
        1,560    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,599,312
        1,560    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,593,696

           50   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             50,986
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
        2,820    5.250%, 5/01/16 - MBIA Insured                                      11/11 at 101.00         AAA          3,053,242
        1,000    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          1,080,480

        7,500   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          8,046,975
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

        3,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,654,875
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        3,060   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,276,832
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,114,680
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        5,250   Dormitory Authority of the State of New York, Lease Revenue           5/10 at 101.00         AAA          5,791,275
                 Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
        1,210    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA          1,307,078
        2,240    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA          2,424,464

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,813,640
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

          105   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA            111,763
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1996B:
           95    5.375%, 2/15/26 - MBIA Insured                                       2/06 at 102.00         AAA             98,717
           80    5.375%, 2/15/26 - FSA Insured                                        2/06 at 102.00         AAA             83,130

        7,145   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          7,864,216
                 Revenue Bonds, Special Act School District Program,
                 Series 1999, 5.750%, 7/01/19 - MBIA Insured

        2,000   New York State Environmental Facilities Corporation,                  4/07 at 100.00         AAA          2,066,760
                 Special Obligation Revenue Refunding Bonds, Riverbank
                 State Park, Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        7,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          7,940,185
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 -
                 MBIA Insured

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,120,050
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured


                                       29


                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
$         875    5.125%, 5/15/19 - AMBAC Insured                                      5/11 at 100.00         AAA     $      932,890
          920    5.125%, 5/15/20 - AMBAC Insured                                      5/11 at 100.00         AAA            973,618
          965    5.250%, 5/15/21 - AMBAC Insured                                      5/11 at 100.00         AAA          1,030,427
        1,015    5.250%, 5/15/22 - AMBAC Insured                                      5/11 at 100.00         AAA          1,078,772

        7,925   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA          8,470,319
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge
                Trust Fund Bonds, Series 2002B:
        1,835    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA          1,996,480
        2,100    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA          2,282,133

        3,575   New York State Thruway Authority, Highway and Bridge                 10/11 at 100.00         AAA          3,878,804
                 Trust Fund Bonds, Series 2001B, 5.250%, 4/01/16 -
                 MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge                  4/12 at 100.00         AAA          5,394,450
                 Trust Fund Bonds, Series 2002A, 5.250%, 4/01/19 -
                 FSA Insured

        2,375   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          2,547,473
                 Trust Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
        2,000    5.000%, 4/01/20 - MBIA Insured                                       4/14 at 100.00         AAA          2,113,520
        1,000    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         AAA          1,050,640

        2,530   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          2,777,257
                 Trust Fund Bonds, Series 2004B, 5.250%, 4/01/12 -
                 AMBAC Insured

        4,000   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA          4,592,160
                 Highway Revenue Refunding Bonds, Series 2002E,
                 5.500%, 7/01/18 - FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        2,680    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,809,444
        1,960    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,051,552
        3,170    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,300,509

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        9,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         10,065,802
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,066,560
        2,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,657,525


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.7% (6.4% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        6,000    5.500%, 11/15/18 - AMBAC Insured                                    11/12 at 100.00         AAA          6,629,520
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,113,500

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        1,335    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          1,466,297
        4,575    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          4,723,962

        2,880   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          2,981,923
                 Revenue Bonds, Series 2005A, 5.000%, 11/15/33 -
                 AMBAC Insured

        1,600   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,661,824
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,636,450
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        7,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          7,444,290
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,795,201
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,072,346


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 18.4% (12.3% OF TOTAL INVESTMENTS)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
$       1,000    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa     $    1,129,900
        1,000    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,129,900

        4,695   Metropolitan Transportation Authority, New York, Commuter             7/11 at 100.00         AAA          5,137,222
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11) - FGIC Insured

        3,000   Metropolitan Transportation Authority, New York, Dedicated           10/10 at 100.00         AAA          3,291,270
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26 (Pre-refunded to 10/01/10) - MBIA Insured

       11,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA         11,765,050
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded to 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          4,354,800
        3,250    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          3,538,275

          255   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            291,187
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) -
                 MBIA Insured

        5,940   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA          6,522,061
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 1999A,
                 5.250%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured

        5,225   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA          5,879,797
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A,
                 5.875%, 1/01/30 (Pre-refunded to 1/01/10) - AMBAC Insured

           10   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             10,579
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

        1,075   New York City Trust for Cultural Resources, New York,                 7/19 at 100.00         AAA          1,178,576
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) -
                 AMBAC Insured

        2,095   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          2,321,449
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/18 (Pre-refunded to 7/01/11) - FGIC Insured

          505   Dormitory Authority of the State of New York, Suffolk                 4/05 at 114.14     Baa1***            708,202
                 County, Lease Revenue Bonds, Judicial Facilities,
                 Series 1991A, 9.500%, 4/15/14

        1,500   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          1,688,760
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 (Pre-refunded to 7/01/10) - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00         AAA          1,627,815
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

        5,795   Dormitory Authority of the State of New York, Revenue                 5/12 at 101.00         AAA          6,320,606
                 Bonds, State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/18 (Pre-refunded to 5/15/12) - FGIC Insured

                New York State Urban Development Corporation, Service Contract
                Revenue Bonds, Correctional Facilities, Series 2000C:
        6,000    5.125%, 1/01/23 (Pre-refunded to 1/01/11) - FSA Insured              1/11 at 100.00         AAA          6,521,400
        2,000    5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured              1/11 at 100.00         AAA          2,186,740

        2,255   Nassau County, North Hempstead, New York, General                     7/09 at 101.00         Aaa          2,519,309
                 Obligation Bonds, Series 1999B, 5.875%, 7/15/19
                 (Pre-refunded to 7/15/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.7% (9.8% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        8,300    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          8,749,362
        4,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          4,226,320

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,622,080
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,532,320
       15,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          5,445,300
        3,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          1,033,680
        4,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          1,467,720
        3,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA            925,740


                                       31


                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
$       3,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA     $    3,088,590
        3,125    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          3,288,750

       10,025   New York State Energy Research and Development Authority,             5/05 at 100.50         AAA         10,158,533
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn Union
                 Gas Company, Series 1989B, 6.750%, 2/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        3,000   New York State Energy Research and Development Authority,             7/05 at 102.00         AAA          3,084,240
                 Pollution Control Revenue Bonds, New York State Electric and
                 Gas Corporation, Series 1987A, 6.150%, 7/01/26
                 (Alternative Minimum Tax) - MBIA Insured

        6,000   New York State Energy Research and Development                        9/08 at 102.00         AAA          6,557,340
                 Authority, Pollution Control Revenue Bonds, Rochester
                 Gas and Electric Corporation, Series 1998A,
                 5.950%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

        2,875   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          3,002,621
                 Series 2005RR, 5.000%, 7/01/35 (WI, settling 4/04/05) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.3% (4.8% OF TOTAL INVESTMENTS)

        5,795   New York City Municipal Water Finance Authority,                      6/15 at 100.00         AAA          6,041,693
                 New York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured

       10,500   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA         11,287,395
                 New York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          5,263,200
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 2000B:
        1,245    6.100%, 6/15/31 - MBIA Insured                                       6/10 at 101.00         AAA          1,400,799
        1,225    6.000%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          1,384,360

          350   New York State Environmental Facilities Corporation,                  9/05 at 100.00         AAA            351,347
                 State Water Pollution Control Revolving Fund Pooled Revenue
                 Bonds, Series 1991B, 7.100%, 9/15/11

        2,230   Upper Mohawk Valley Regional Water Finance Authority,                   No Opt. Call         Aaa            965,523
                 New York, Water System Revenue Bonds, Series 2000,
                 0.000%, 4/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     542,902   Total Long-Term Investments (cost $520,654,662) - 150.6%                                                553,957,864
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      6,792,236
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  367,750,100
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.0% (15.8% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,065    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $    1,177,911
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            677,448

          500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA            553,010
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

        6,415   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          6,646,774
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        5,000   New York City Trust for Cultural Resources, New York,                 7/06 at 101.00         AAA          5,252,700
                 Revenue Bonds, New York Botanical Garden, Series 1996,
                 5.800%, 7/01/26 - MBIA Insured

        7,250   New York City Trust for Cultural Resources, New York,                 1/07 at 102.00         AAA          7,644,110
                 Revenue Refunding Bonds, Museum of Modern Art,
                 Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

       14,500   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA         15,248,780
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

        1,385   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,501,395
                 Civic Facility Revenue Bonds, USTA National Tennis
                 Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

        4,775   New York City Industrial Development Agency, New York,                6/07 at 102.00         AAA          4,994,793
                 Civic Facility Revenue Bonds, Trinity Episcopal School,
                 Series 1997, 5.250%, 6/15/27 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          2,179,220
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,915   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,208,857
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        6,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          6,823,860
                 Revenue Bonds, City University System, Series 1993A,
                 5.750%, 7/01/13 - MBIA Insured

        8,500   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00         AAA          8,916,245
                 Revenue Bonds, Ithaca College, Series 1997,
                 5.250%, 7/01/26 - AMBAC Insured

        4,625   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 101.00         AAA          4,849,405
                 Bonds, Barnard College, Series 1996, 5.250%, 7/01/26 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          2,049,260
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

        1,155   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,314,517
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 - MBIA Insured                                       7/10 at 101.00         AAA          1,642,685
        2,230    0.000%, 7/01/18 - MBIA Insured                                       7/10 at 101.00         AAA          1,835,758
        2,495    0.000%, 7/01/19 - MBIA Insured                                       7/10 at 101.00         AAA          2,048,270
        1,870    0.000%, 7/01/21 - MBIA Insured                                       7/10 at 101.00         AAA          1,531,137

        4,000   Dormitory Authority of the State of New York, State University          No Opt. Call         AAA          4,617,440
                 Educational Facilities Revenue Bonds, 1989 Resolution,
                 Series 2000C, 5.750%, 5/15/16 - FSA Insured

        1,000   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          1,153,480
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        2,750   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,829,283
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        1,650   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA          1,738,622
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 -
                 FGIC Insured


                                       33


                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.9% (9.8% OF TOTAL INVESTMENTS)

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
$       2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA     $    2,987,656
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,260,302

        3,995   Dormitory Authority of the State of New York, FHA-Insured             8/05 at 104.00         AAA          4,202,021
                 Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals,
                 Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        7,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,031,080
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        2,700   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,796,390
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        4,120   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,486,433
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,625,800
        3,300    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,433,221

        9,000   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          9,726,660
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/24 - MBIA Insured

        9,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          9,405,090
                 Winthrop-South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

        3,350   New York State Medical Care Facilities Finance Agency,                8/05 at 102.00         AAA          3,484,871
                 FHA-Insured Mortgage Revenue Bonds, Montefiore
                 Medical Center, Series 1995A, 5.750%, 2/15/25 -
                 AMBAC Insured

        1,915   New York State Medical Care Facilities Finance Agency,               11/05 at 102.00         AAA          1,992,864
                 Secured Mortgage Revenue Bonds, Brookdale Family Care
                 Centers Inc., Series 1995A, 6.375%, 11/15/19 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.8% (1.9% OF TOTAL INVESTMENTS)

        8,113   New York City Housing Development Corporation, New York,              4/05 at 105.00         AAA          8,535,046
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 -
                 AMBAC Insured

        1,540   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          1,593,376
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

          325   New York State Housing Finance Agency, FHA-Insured                    8/05 at 101.00         AAA            331,939
                 Mortgage Multifamily Housing Revenue Bonds,
                 Series 1994B, 6.250%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.2% (0.1% OF TOTAL INVESTMENTS)

          725   New York State Mortgage Agency, Mortgage Revenue Bonds,               7/10 at 100.00         AAA            765,375
                 Twenty-Fourth Series, 5.875%, 10/01/15 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        4,450   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA          4,516,795
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

        2,000   Dormitory Authority of the State of New York, Revenue                 7/06 at 102.00         AAA          2,097,800
                 Bonds, United Cerebral Palsy of New York City Inc.,
                 Series 1996, 5.500%, 7/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.0% (9.9% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,630,605
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,625,070
        1,600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,725,488
        1,700    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,827,364

          805   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            886,329
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

                Monroe County, New York, General Obligation Public
                Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15 - FGIC Insured                                       3/12 at 100.00         AAA          2,392,402
        1,000    5.000%, 3/01/17 - FGIC Insured                                       3/12 at 100.00         AAA          1,058,570

        1,500   Nassau County, New York, General Obligation Improvement               6/09 at 102.00         AAA          1,606,905
                 Bonds, Series 1999B, 5.250%, 6/01/23 - AMBAC Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2001D:
$       2,095    5.250%, 8/01/15 - FSA Insured                                        8/10 at 101.00         AAA     $    2,262,181
        5,360    5.250%, 8/01/15 - MBIA Insured                                       8/10 at 101.00         AAA          5,787,728
        5,000    5.000%, 8/01/16 - FGIC Insured                                       8/10 at 101.00         AAA          5,272,450

        5,000   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA          5,206,550
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

        6,250   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          6,654,813
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

        5,000   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call         AAA          5,485,800
                 Series 2004B, 5.250%, 8/01/12 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,690    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,828,039
        3,120    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          3,377,088

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845    4.000%, 6/15/18 - FGIC Insured                                       6/12 at 100.00         AAA          1,799,576
        1,915    4.000%, 6/15/19 - FGIC Insured                                       6/12 at 100.00         AAA          1,855,290

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19 - FSA Insured                                        6/10 at 100.00         Aaa            581,863
          525    5.875%, 6/15/25 - FSA Insured                                        6/10 at 100.00         Aaa            578,062
          525    5.875%, 6/15/27 - FSA Insured                                        6/10 at 100.00         Aaa            578,062

        1,680   Suffolk County, New York, General Obligation Bonds,                     No Opt. Call         AAA          1,811,712
                 Series 2004B, 5.000%, 5/01/11 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 46.3% (30.5% OF TOTAL INVESTMENTS)

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,200    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,333,068
        1,000    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,110,890

        1,710   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,918,671
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          5,062,162
                 Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,326,820
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,301,410
        6,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          6,565,140
        3,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          3,093,570
        8,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          8,232,080

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          7,948,500
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,555    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,594,186
        1,555    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,588,588

           75   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             76,478
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
       10,170    5.250%, 5/01/12 - MBIA Insured                                      11/11 at 101.00         AAA         11,105,640
        2,420    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          2,614,762
        1,000    5.000%, 5/01/30 - MBIA Insured                                      11/11 at 101.00         AAA          1,029,520

        6,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          6,437,580
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

        3,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,654,875
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,995   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,136,366
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured


                                       35


                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,845   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA     $    1,950,792
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        6,000   Dormitory Authority of the State of New York, Lease Revenue           5/10 at 101.00         AAA          6,618,600
                 Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Madison-Oneida Board of Cooperative Educational Services,
                Series 2002:
        1,045    5.250%, 8/15/20 - FSA Insured                                        8/12 at 100.00         AAA          1,124,180
        1,100    5.250%, 8/15/21 - FSA Insured                                        8/12 at 100.00         AAA          1,180,377
        1,135    5.250%, 8/15/22 - FSA Insured                                        8/12 at 100.00         AAA          1,215,551

        3,340   Dormitory Authority of the State of New York, 853 Schools             7/09 at 101.00         AAA          3,636,525
                 Program Insured Revenue Bonds, Harmony Heights School,
                 Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
        1,230    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA          1,328,683
        2,275    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA          2,462,346

           40   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             41,473
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 - MBIA Insured

          370   Dormitory Authority of the State of New York, Revenue Bonds,          8/10 at 100.00         AAA            389,037
                 Mental Health Services Facilities Improvements,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,813,640
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

          110   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA            117,085
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,120,050
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 -
                 FSA Insured

        7,900   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          8,443,599
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        3,125    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA          3,400,000
        3,000    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA          3,260,190

        4,930   New York State Thruway Authority, Highway and Bridge Trust           10/11 at 100.00         AAA          5,339,190
                 Fund Bonds, Series 2001B, 5.250%, 4/01/17 - MBIA Insured

        6,965   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          7,474,420
                 Fund Bonds, Series 2002A, 5.250%, 4/01/20 - FSA Insured

        2,400   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,574,288
                 Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
        2,200    5.000%, 4/01/20 - MBIA Insured                                       4/14 at 100.00         AAA          2,324,872
        1,000    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         AAA          1,050,640

        2,530   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          2,777,257
                 Fund Bonds, Series 2004B, 5.250%, 4/01/12 -
                 AMBAC Insured

        3,190   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          3,586,581
                 Refunding Bonds, State Facilities, Series 1995,
                 5.600%, 4/01/15 - MBIA Insured

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Refunding Bonds, Series 2002E:
        3,000    5.500%, 7/01/14 - FSA Insured                                          No Opt. Call         AAA          3,395,700
        6,000    5.500%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          6,888,240

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        2,720    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,851,376
        1,990    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,082,953
        3,220    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,352,567


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
$      12,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA     $   13,278,292
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,063,010


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.5% (7.6% OF TOTAL INVESTMENTS)

        4,250   Buffalo and Fort Erie Public Bridge Authority, New York,              7/05 at 101.00         AAA          4,302,488
                 Revenue Bonds, Series 1995, 5.750%, 1/01/25 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        3,815    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA          4,215,270
        4,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          4,227,000

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        2,665    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          2,927,103
        8,500    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          8,776,760

        2,940   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          3,044,047
                 Revenue Bonds, Series 2005A, 5.000%, 11/15/33 -
                 AMBAC Insured

        1,625   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,687,790
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,636,450
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        5,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          5,334,500
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 -
                 FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,795,201
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,072,346


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 18.3% (12.1% OF TOTAL INVESTMENTS)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,410    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,593,159
        1,410    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,593,159

                Metropolitan Transportation Authority, New York, Transit
                Facilities Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18 - FGIC Insured                                       7/08 at 101.00         AAA         10,413,900
        4,500    4.750%, 7/01/26 - FGIC Insured                                       7/08 at 101.00         AAA          4,587,345

        3,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          3,208,650
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded to 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          4,354,800
        1,000    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          1,088,700

        5,000   Metropolitan Transportation Authority, New York, Dedicated            4/10 at 100.00         AAA          5,628,600
                 Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30
                 (Pre-refunded to 4/01/10) - FGIC Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          2,228,400
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2002A, 5.750%, 6/15/27 (Pre-refunded to 6/15/11) -
                 MBIA Insured

          170   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            194,125
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) -
                 MBIA Insured

        5,150   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA          5,795,398
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A,
                 5.875%, 1/01/30 (Pre-refunded to 1/01/10) - AMBAC Insured

           15   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             15,869
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

        2,500   New York City Transitional Finance Authority, New York,               5/10 at 101.00         AAA          2,840,050
                 Future Tax Secured Bonds, Fiscal Series 2000B,
                 6.000%, 11/15/24 (Pre-refunded to 5/15/10) - FGIC Insured

        1,410   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          1,562,407
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/20 (Pre-refunded to 7/01/11) - FGIC Insured


                                       37


                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$       3,080   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA     $    3,706,534
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16

           40   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             41,677
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 (Pre-refunded to 2/15/06) -
                 MBIA Insured

          170   Dormitory Authority of the State of New York, Revenue Bonds,          8/10 at 100.00         AAA            186,191
                 Mental Health Services Facilities Improvements, Series 2000D,
                 5.250%, 8/15/30 (Pre-refunded to 8/15/10) - FSA Insured

          265   Dormitory Authority of the State of New York, Fourth General          7/10 at 100.00         AAA            288,190
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 2000A, 5.125%, 7/01/23 (Pre-refunded
                 to 7/01/10) - FGIC Insured

        1,750   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA          1,970,220
                 Upstate Community Colleges, Series 2000A, 5.750%, 7/01/29
                 (Pre-refunded to 7/01/10) - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,627,815
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured

        8,100   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          8,897,607
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/19 (Pre-refunded to 5/15/12) - FGIC Insured

        6,000   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          6,560,220
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.4% (7.5% OF TOTAL INVESTMENTS)

        1,650   Islip Resource Recovery Agency, New York, Revenue Bonds,                No Opt. Call         AAA          1,963,401
                 Series 1994B, 7.250%, 7/01/11 (Alternative Minimum Tax) -
                 AMBAC Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          7,378,980
        3,200    5.750%, 12/01/24 - FSA Insured                                       6/08 at 101.00         AAA          3,451,552
        1,500    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          1,584,870

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,622,080
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,532,320
        5,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          1,815,100
        7,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          2,411,920
       10,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          3,424,680
        7,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          2,160,060

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,573,825
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,631,000

        5,465   New York State Energy Research and Development Authority,             5/05 at 100.50         AAA          5,655,728
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn
                 Union Gas Company, Series 1989A, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        1,250   New York State Energy Research and Development Authority,             7/05 at 101.00         AAA          1,271,175
                 Gas Facilities Revenue Bonds, Brooklyn Union Gas Company,
                 Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) -
                 MBIA Insured

        2,940   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          3,070,506
                 Series 2005RR, 5.000%, 7/01/35  (WI, settling 4/04/05) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.9% (3.3% OF TOTAL INVESTMENTS)

        5,895   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          6,145,950
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,060,120
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        3,250   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          3,493,718
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        4,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          4,210,560
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 2000B:
$         830    6.100%, 6/15/31 - MBIA Insured                                       6/10 at 101.00         AAA     $      933,865
        1,360    6.000%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          1,536,922
------------------------------------------------------------------------------------------------------------------------------------
$     553,638   Total Long-Term Investments (cost $532,832,887) - 151.1%                                                563,141,749
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

        1,450   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,450,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.190%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,450   Total Short-Term Investments (cost $1,450,000)                                                            1,450,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $534,282,887) - 151.5%                                                          564,591,749
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      5,070,835
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                       (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  372,662,584
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.9% (16.7% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $      276,505
          250    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            277,643

        2,460   New York City Trust for Cultural Resources, New York, Revenue         7/06 at 101.00         AAA          2,584,328
                 Bonds, New York Botanical Garden, Series 1996,
                 5.800%, 7/01/26 - MBIA Insured

        1,250   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          1,317,950
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA          4,215,160
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/22 - MBIA Insured

          500   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA            542,020
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,089,610
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,133,370
                 State University Educational Facilities, Series 1993A,
                 5.500%, 5/15/19 - AMBAC Insured

        2,200   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,537,590
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00         AAA          3,219,810
                 Bonds, New School for Social Research, Series 1997,
                 5.750%, 7/01/26 - MBIA Insured

        5,000   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          5,212,350
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

        1,935   Dormitory Authority of the State of New York, State and Local         7/15 at 100.00         AAA          2,063,561
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

          450   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            512,150
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        3,215   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA          2,612,959
                 University of Rochester, Series 2000A, 0.000%, 7/01/24 -
                 MBIA Insured

          250   Dormitory Authority of the State of New York, Insured Revenue         7/10 at 101.00         AAA            279,508
                 Bonds, Pace University, Series 2000, 6.000%, 7/01/29 -
                 MBIA Insured

                Dormitory Authority of the State of New York, General Revenue
                Bonds, New York University, Series 2001-1:
        1,500    5.500%, 7/01/24 - AMBAC Insured                                        No Opt. Call         AAA          1,717,935
          500    5.500%, 7/01/40 - AMBAC Insured                                        No Opt. Call         AAA            576,740

          810   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA            847,876
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 -
                 AMBAC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          1,354,099
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.3% (13.6% OF TOTAL INVESTMENTS)

        1,000   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA          1,092,760
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,625    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,733,908
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,720

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/05 at 102.00         AAA          3,085,350
                 Mortgage Hospital Revenue Bonds, Ellis Hospital,
                 Series 1995, 5.600%, 8/01/25 - MBIA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,500   Dormitory Authority of the State of New York, Revenue Bonds,          1/08 at 102.00         AAA     $    1,600,020
                 Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 -
                 FSA Insured

        2,910   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,922,920
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

          955   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            989,093
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,465   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,684,237
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        2,740   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          2,877,877
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          3,239,730
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        3,450   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          3,605,285
                 Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001A, 5.250%, 7/01/31 -
                 AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,458,044
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.6% (1.2% OF TOTAL INVESTMENTS)

        2,035   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          2,105,533
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (1.1% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,106,560
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

          850   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00         AAA            881,042
                 Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.2% (8.2% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
          500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa            543,535
          500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa            541,690
          600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa            647,058
          600    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa            644,952

          315   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            346,824
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

          210   Nassau County, New York, General Obligation Improvement                 No Opt. Call         AAA            236,693
                 Bonds, Series 1993H, 5.500%, 6/15/16 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             2/08 at 101.00         AAA          2,119,740
                 Series 1998F, 5.250%, 8/01/16 - FGIC Insured

        2,500   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          2,661,925
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call         AAA          2,194,320
                 Series 2004B, 5.250%, 8/01/12 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
          650    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA            703,092
        1,180    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          1,277,232

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,253,370
                 Public Improvement Bonds, Series 1994, 7.500%, 3/01/13 -
                 MBIA Insured

        1,000   Red Hook Central School District, Dutchess County, New York,          6/12 at 100.00         Aaa          1,060,450
                 General Obligation Refunding Bonds, Series 2002,
                 5.125%, 6/15/18 - FSA Insured

        1,125   Suffolk County, New York, General Obligation Bonds,                     No Opt. Call         AAA          1,213,200
                 Series 2004B, 5.000%, 5/01/11 - FSA Insured

          415   West Islip Union Free School District, Suffolk County,                  No Opt. Call         Aaa            451,122
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/14 - FSA Insured


                                       41


                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 44.7% (30.0% OF TOTAL INVESTMENTS)

$         750   Erie County Industrial Development Agency, New York, School           5/12 at 100.00         AAA     $      837,833
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/19 - FSA Insured

          500   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            561,015
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        1,350   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          1,485,635
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          1,745,115
        1,500    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          1,641,285
        2,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          2,058,020

        2,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,649,500
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,000    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          1,060,290
          580    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA            594,616
          580    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA            592,528

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
        1,000    5.250%, 8/01/20 - AMBAC Insured                                      8/12 at 100.00         AAA          1,074,500
        2,345    5.250%, 8/01/21 - AMBAC Insured                                      8/12 at 100.00         AAA          2,516,021

        1,500   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,566,375
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,070,860
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          1,057,340
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

          500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA            520,280
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           5/10 at 101.00         AAA          1,103,100
                 Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
          495    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA            534,714
          910    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA            984,939

          145   Dormitory Authority of the State of New York, Revenue Bonds,          8/10 at 100.00         AAA            152,460
                 Mental Health Services Facilities Improvements,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

        1,210   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          1,278,256
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        1,500   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          1,648,020
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                School Districts Financing Program, Series 2002D:
        4,300    5.250%, 10/01/23 - MBIA Insured                                     10/12 at 100.00         AAA          4,595,883
          875    5.000%, 10/01/30 - MBIA Insured                                     10/12 at 100.00         AAA            901,189

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
          545    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA            592,960
          600    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA            652,038
        1,000    5.000%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          1,046,420

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002A:
        1,500    5.250%, 4/01/17 - FSA Insured                                        4/12 at 100.00         AAA          1,620,630
        1,000    5.250%, 4/01/18 - FSA Insured                                        4/12 at 100.00         AAA          1,079,150

        1,250   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,339,363
                 Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/23 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
$       1,000    5.000%, 4/01/20 - MBIA Insured                                       4/14 at 100.00         AAA     $    1,056,760
        1,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         AAA          1,047,600

        1,775   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          1,948,471
                 Fund Bonds, Series 2004B, 5.250%, 4/01/12 - AMBAC Insured

          750   New York State Thruway Authority, State Personal Income Tax           9/14 at 100.00         AAA            784,193
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

        1,900   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          2,080,671
                 Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 -
                 FSA Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,148,040
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

          810   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA            898,768
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 -
                 MBIA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          920    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            964,436
          680    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            711,763
        1,590    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,655,460

        1,500   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,591,725
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,500    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,606,245
        3,800    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,039,438


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.6% (5.8% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
          500    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA            552,460
        1,750    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          1,806,980

        2,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          2,065,120
                 Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 -
                 MBIA Insured

        1,020   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          1,056,098
                 Revenue Bonds, Series 2005A, 5.000%, 11/15/33 -
                 AMBAC Insured

          750   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            778,980
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            527,290
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        1,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          1,063,470
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            891,883
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,464,841


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 13.7% (9.2% OF TOTAL INVESTMENTS)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
          500    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa            564,950
          500    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa            564,950

        1,500   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          1,604,325
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded to 10/01/15) - FGIC Insured

          500   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA            544,350
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded to 10/01/14) - FSA Insured

        2,000   Metropolitan Transportation Authority, New York, Dedicated            4/10 at 100.00         AAA          2,251,440
                 Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30
                 (Pre-refunded to 4/01/10) - FGIC Insured


                                       43


                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$       1,000   Nassau County, New York, General Obligation Improvement               3/10 at 100.00         AAA     $    1,115,430
                 Bonds, Series 2000E, 6.000%, 3/01/19 (Pre-refunded
                 to 3/01/10) - FSA Insured

          340   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            388,249
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) -
                 MBIA Insured

          500   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA            562,660
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A,
                 5.875%, 1/01/30 (Pre-refunded to 1/01/10) - AMBAC Insured

           70   Dormitory Authority of the State of New York, Revenue Bonds,          8/10 at 100.00         AAA             76,667
                 Mental Health Services Facilities Improvements,
                 Series 2000D, 5.250%, 8/15/30 (Pre-refunded to
                 8/15/10) - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          1,688,760
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 (Pre-refunded to 7/01/10) - FSA Insured

        2,000   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00         AAA          2,170,420
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

        2,000   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA          2,238,640
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded
                 to 3/15/13) - FGIC Insured

        2,115   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,461,395
                 Water Treatment Plant Bonds, Series 1994,
                 8.500%, 11/01/08 (Alternative Minimum Tax) - MBIA Insured

          440   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA            496,637
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35
                 (Pre-refunded to 7/01/10) - MBIA Insured

                Suffolk County, New York, Public Improvement Bonds,
                Series 2000A:
          500    6.000%, 5/01/19 (Pre-refunded to 5/01/10) - MBIA Insured             5/10 at 101.00         AAA            567,725
          500    6.000%, 5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured             5/10 at 101.00         AAA            567,725


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.4% (7.0% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        5,050    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          5,323,407
        1,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          1,056,580

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
          500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA            514,765
          625    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA            657,750

        2,280   New York State Energy Research and Development Authority,             5/05 at 100.50         AAA          2,359,572
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn
                 Union Gas Company, Series 1989A, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        2,500   New York State Energy Research and Development Authority,             7/05 at 102.00         AAA          2,570,200
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 1987A, 6.150%, 7/01/26
                 (Alternative Minimum Tax) - MBIA Insured

        1,065   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,112,275
                 Series 2005RR, 5.000%, 7/01/35 (WI, settling 4/04/05) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.2% (6.8% OF TOTAL INVESTMENTS)

        1,830   Monroe County Water Authority, New York, Water System                 8/11 at 101.00         AAA          1,932,462
                 Revenue Bonds, Series 2001, 5.250%, 8/01/36 -
                 MBIA Insured

        1,940   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          2,022,582
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,060,120
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        1,800   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          1,934,982
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,170   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,257,130
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          1,052,640
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA     $    1,867,732
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,000   Suffolk County Water Authority, New York, Water System                  No Opt. Call         AAA          1,089,480
                 Revenue Refunding Bonds, Series 1993,
                 5.100%, 6/01/12 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     180,510   Total Long-Term Investments (cost $183,482,788) - 148.1%                                                192,689,473
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          800   Puerto Rico Government Development Bank, Adjustable                                          A-1            800,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.190%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         800   Total Short-Term Investments (cost $800,000)                                                                800,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $184,282,788) - 148.7%                                                          193,489,473
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      1,636,748
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  130,126,221
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4% (3.7% OF TOTAL INVESTMENTS)

$         905   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      908,122
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

        3,145   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB          3,142,830
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            997,140
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

        1,530   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         BBB          1,566,276
                 Series 2002-1, 5.500%, 7/15/24


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.1% (9.6% OF TOTAL INVESTMENTS)

           25   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA             26,345
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/22 - MBIA Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         7/12 at 100.00         AAA          4,149,160
                 Bonds, Museum of Modern Art, Series 2001D,
                 5.125%, 7/01/31 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,089,610
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        4,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          4,329,480
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        3,250   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          3,855,995
                 New York University, Series 1998A, 6.000%, 7/01/18 -
                 MBIA Insured

        1,280   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          1,334,362
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

          260   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            295,909
                 City University of New York, Series 2005A,
                 5.500%, 7/01/18 - FGIC Insured

        2,000   Dormitory Authority of the State of New York, Second General          7/10 at 101.00         AAA          2,260,680
                 Resolution Consolidated Revenue Refunding Bonds, City
                 University System, Series 2000A, 6.125%, 7/01/13 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.3% (15.8% OF TOTAL INVESTMENTS)

          690   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            754,004
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,600,530
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,720

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,008,880
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        1,640   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,785,862
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,725   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          1,811,802
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            626,622
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        9,800   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA         10,644,858
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.600%, 2/15/39 -
                 AMBAC Insured

           90   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA             97,192
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        2,050   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          2,215,517
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       2,500   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA     $    2,656,450
                 Revenue Bonds, Bronx Lebanon Hospital, Series 1998E,
                 5.200%, 2/15/15 - MBIA Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,458,044
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          725    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            766,833
        1,045    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1          1,083,195


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.6% (3.8% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA          2,824,653
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA          1,401,153

                Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
        1,000    5.250%, 2/01/22                                                      8/12 at 101.00         AAA          1,062,250
        1,500    5.400%, 2/01/34                                                      8/12 at 101.00         AAA          1,593,960


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.6% (0.3% OF TOTAL INVESTMENTS)

          720   New York State Mortgage Agency, Mortgage Revenue Bonds,               7/10 at 100.00         AAA            760,097
                 Twenty-Fourth Series, 5.875%, 10/01/15 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.6% (7.2% OF TOTAL INVESTMENTS)

                Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490    5.375%, 11/15/18 - MBIA Insured                                     11/12 at 100.00         AAA          1,629,017
        2,375    5.375%, 11/15/20 - MBIA Insured                                     11/12 at 100.00         AAA          2,581,103

        1,240   Canandaigua City School District, Ontario County, New York,           4/12 at 101.00         Aaa          1,357,378
                 General Obligation Refunding Bonds, Series 2002A,
                 5.375%, 4/01/17 - FSA Insured

          200   Nassau County, New York, General Obligation Improvement              11/07 at 102.00         AAA            213,200
                 Bonds, Series 1997X, 5.100%, 11/01/16 - AMBAC Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal             3/11 at 101.00         AAA          3,229,200
                 Series 2001H, 5.250%, 3/15/16 - FGIC Insured

        3,250   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA          3,384,258
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

          525   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A1            564,023
                 Series 2004B, 5.250%, 8/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.2% (23.9% OF TOTAL INVESTMENTS)

          400   Erie County Industrial Development Agency, New York, School           5/12 at 100.00         AAA            444,356
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/20 - FSA Insured

        4,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          4,124,760
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                 FGIC Insured

        2,290   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,426,942
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          1,060,290
                 Tax Secured Revenue Bonds, Series 2003A,
                 5.000%, 11/15/18 - AMBAC Insured

        5,000   New York City Transitional Finance Authority, New York,              11/11 at 101.00         AAA          5,413,550
                 Future Tax Secured Bonds, Fiscal Series 2002B,
                 5.250%, 5/01/16 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          1,072,930
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

          500   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA            528,670
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

          250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA            266,863
                 Program Insured Revenue Bonds, Vanderheyden Hall Inc.,
                 Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured


                                       47


                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         220   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA     $      229,662
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        1,000   New York State Local Government Assistance Corporation,              10/08 at 101.00         AAA          1,059,730
                 Revenue Bonds, Series 1998A, 5.000%, 4/01/15 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,206,430
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          5,198,300
                 Fund Bonds, Series 2002A, 5.000%, 4/01/22 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,071,490
                 Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/23 -
                 MBIA Insured

          640   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA            702,547
                 Fund Bonds, Series 2004B, 5.250%, 4/01/12 - AMBAC Insured

        8,600   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          9,946,760
                 Refunding Bonds, State Facilities, Series 1995,
                 5.700%, 4/01/20 - FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,400    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,467,620
        1,040    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,088,578

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,900    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,034,577
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,063,010

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            813,263
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.3% (6.3% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,113,500
        4,000    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          4,130,240

           85   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA             89,639
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        4,000   Port Authority of New York and New Jersey, Consolidated               8/08 at 101.00         AAA          4,186,320
                 Revenue Bonds, One Hundred Twenty-Fourth Series 2001,
                 5.000%, 8/01/11 (Alternative Minimum Tax) - FGIC Insured

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            891,883
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 21.4% (14.5% OF TOTAL INVESTMENTS)

        1,000   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          1,104,300
                 Tax Secured Revenue Bonds, Series 2000A, 5.375%, 11/15/17
                 (Pre-refunded to 11/15/10) - MBIA Insured

        4,245   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA          4,660,968
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 1999A,
                 5.250%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured

          120   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA            144,410
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16

        2,000   Dormitory Authority of the State of New York, Third General           1/08 at 102.00         AAA          2,150,640
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1997-1, 5.125%, 7/01/27 (Pre-refunded
                 to 1/01/08) - MBIA Insured

        2,780   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA          3,032,507
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) -
                 FSA Insured

          935   New York State Housing Finance Agency, Construction Fund                No Opt. Call         AAA          1,107,302
                 Bonds, State University, Series 1986A, 8.000%, 5/01/11

        4,750   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          5,180,825
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured

        3,000   New York State Urban Development Corporation, State                   3/12 at 100.00       AA***          3,269,430
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 to 3/15/12)


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
$       1,000    5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA     $    1,119,320
        1,500    5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,678,980

        2,575   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,792,021
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.9% (11.5% OF TOTAL INVESTMENTS)

        1,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          1,054,140
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        5,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          5,147,650
        2,715    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,857,266

        5,000   New York State Energy Research and Development Authority,            11/08 at 102.00         AAA          5,232,000
                 Pollution Control Revenue Refunding Bonds, Niagara Mohawk
                 Power Corporation, Series 1998A, 5.150%, 11/01/25 -
                 AMBAC Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          5,332,900
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,090   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB          1,131,878
                 Westchester County, New York, Resource Recovery
                 Revenue Bonds, RESCO Company, Series 1996,
                 5.500%, 7/01/09 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.0% (3.3% OF TOTAL INVESTMENTS)

        2,665   Albany Municipal Water Finance Authority, New York, Second            6/08 at 100.00         AAA          2,817,036
                 Resolution Revenue Bonds, Series 2003A, 5.250%, 12/01/18 -
                 MBIA Insured

        2,170   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          2,328,215
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,000   Niagara Falls Public Water Authority, New York, Water and             7/06 at 100.00         AAA          1,031,760
                 Sewerage Revenue Bonds, Series 2003A, 5.500%, 7/15/24 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     168,960   Total Long-Term Investments (cost $171,832,951) - 147.4%                                                180,935,168
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.1% (0.1% OF TOTAL INVESTMENTS)

          100   Puerto Rico Government Development Bank, Adjustable                                          A-1            100,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.190%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         100   Total Short-Term Investments (cost $100,000)                                                                100,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $171,932,951) - 147.5%                                                          181,035,168
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      2,685,057
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  122,720,225
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.5% (3.0% OF TOTAL INVESTMENTS)

$         370   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      371,277
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

        1,500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,495,710
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          450   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB            466,304
                 Series 1999-1, 6.250%, 7/15/34

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.7% (15.1% OF TOTAL INVESTMENTS)

        1,000   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          1,054,360
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,089,610
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          395   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA            408,082
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          2,164,740
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

          100   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 101.00         AAA            104,785
                 Bonds, Rochester Institute of Technology, Series 1997,
                 5.250%, 7/01/22 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Second General          7/10 at 101.00         AAA          1,130,340
                 Resolution Consolidated Revenue Refunding Bonds, City
                 University System, Series 2000A, 6.125%, 7/01/13 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         9/12 at 100.00          AA          2,049,080
                 Bonds, Long Island University, Series 2003A, 5.000%, 9/01/32 -
                 RAAI Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,021,960
                 Mount St. Mary College, Series 2003, 5.000%, 7/01/32 -
                 RAAI Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          7/12 at 100.00         Aaa          2,655,225
                 Rochester Institute of Technology, Series 2002A,
                 5.250%, 7/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.8% (13.8% OF TOTAL INVESTMENTS)

          500   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            546,380
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

        2,640   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          2,816,933
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

          830   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            903,820
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

           25   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA             26,258
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            783,278
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3            519,560
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 100.00         AAA          2,059,300
                 Mortgage Hospital Revenue Bonds, Lutheran Medical
                 Center, Series 2003, 5.000%, 8/01/31 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          3,084,150
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,185   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,239,415
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.3% (3.5% OF TOTAL INVESTMENTS)

$       2,400   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA     $    2,498,736
                 Series 1998H, 5.125%, 8/01/25 - MBIA Insured

          225   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A1            241,724
                 Series 2004B, 5.250%, 8/01/15

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.9% (31.8% OF TOTAL INVESTMENTS)

        2,695   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue         No Opt. Call         AAA          2,973,771
                 State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 -
                 MBIA Insured

        1,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          1,031,190
                 Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            576,128
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        3,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          3,237,930
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/18 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          2,088,500
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

          145   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            151,368
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        1,290   New York State Environmental Facilities Corporation, State            1/13 at 100.00         AAA          1,344,232
                 Personal Income Tax Revenue Bonds, Series 2002A,
                 5.000%, 1/01/23 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,206,430
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          3,662,470
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20 - AMBAC Insured

          565   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA            620,217
                 Fund Bonds, Series 2004B, 5.250%, 4/01/12 - AMBAC Insured

          100   New York State Urban Development Corporation, Revenue                 1/08 at 102.00         AAA            104,149
                 Refunding Bonds, Correctional Capital Facilities, Series 1998,
                 5.000%, 1/01/20 - MBIA Insured

        2,000   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          2,169,180
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          610    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            639,463
          455    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            476,253

        1,200   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          1,284,996
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            813,263
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

          250   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00        BBB-            271,608
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.250%, 2/01/16

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.1% (8.1% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          1,032,560
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                 FGIC Insured

        3,030   Port Authority of New York and New Jersey, Consolidated              11/12 at 101.00         AAA          3,175,804
                 Revenue Bonds, One Hundred Twenty-Eighth Series 2002,
                 5.000%, 11/01/22 - FSA Insured

        1,975   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          2,041,972
                 Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 16.3% (10.8% OF TOTAL INVESTMENTS)

          100   Erie County Water Authority, New York, Water Revenue Bonds,          12/09 at 100.00         AAA            117,361
                 Series 1990B, 6.750%, 12/01/14 - AMBAC Insured

          195   New York, General Obligation Bonds, Series 1998B,                     3/08 at 101.00         AAA            207,851
                 5.000%, 3/01/17 (Pre-refunded to 3/01/08) - AMBAC Insured

          990   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA          1,076,031
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 (Pre-refunded to 7/01/09) - MBIA Insured


                                       51


                        Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$       1,855   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA     $    2,023,490
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) -
                 FSA Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          2,713,023
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
        1,000    5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,119,320
        1,000    5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,119,320

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.4% (10.9% OF TOTAL INVESTMENTS)

        4,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          4,216,560
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        2,000   New York State Power Authority, General Revenue Bonds,               11/12 at 100.00         Aa2          2,095,500
                 Series 2002A, 5.000%, 11/15/20

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,133,160
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 1.7% (1.1% OF TOTAL INVESTMENTS)

          870   Niagara Falls Public Water Authority, New York, Water and             7/06 at 100.00         AAA            897,631
                 Sewerage Revenue Bonds, Series 2003A, 5.500%, 7/15/24 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      73,005   Total Long-Term Investments (cost $75,015,295) - 150.1%                                                  77,351,758
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

          200   Puerto Rico Government Development Bank, Adjustable                                          A-1            200,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.190%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         200   Total Short-Term Investments (cost $200,000)                                                                200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $75,215,295) - 150.5%                                                            77,551,758
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                        976,221
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                        (27,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   51,527,979
                ====================================================================================================================

FORWARD SWAP CONTRACT OUTSTANDING AT MARCH 31, 2005:                              EFFECTIVE         TERMINATION           UNREALIZED
                                                            NOTIONAL AMOUNT            DATE(2)             DATE         APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated January 11, 2005,
to pay semi-annually the notional amount multiplied
by 5.235% (annualized) and receive quarterly the
notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank
Offered Rates).                                                    $400,000         8/17/05             8/17/25               $1,840
====================================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES March 31, 2005 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $395,407,275, $520,654,662
   and $534,282,887, respectively)                                                  $417,585,536      $553,957,864     $564,591,749
Cash                                                                                   1,537,563           745,434          670,657
Receivables:
   Interest                                                                            5,814,833         7,537,455        7,765,583
   Investments sold                                                                    1,921,732         1,915,396          115,000
Forward swaps, at value                                                                       --                --               --
Other assets                                                                              34,149            55,085           46,294
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   426,893,813       564,211,234      573,189,283
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                      3,872,732         2,996,498        3,064,244
Accrued expenses:
   Management fees                                                                       226,731           298,874          303,492
   Other                                                                                 100,098           129,241          122,878
Preferred share dividends payable                                                         16,565            36,521           36,085
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                4,216,126         3,461,134        3,526,699
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               144,000,000       193,000,000      197,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $278,677,687      $367,750,100     $372,662,584
====================================================================================================================================
Common shares outstanding                                                             17,720,933        23,435,202       24,083,739
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.73      $      15.69     $      15.47
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    177,209      $    234,352     $    240,837
Paid-in surplus                                                                      248,922,800       327,923,797      335,102,933
Undistributed (Over-distribution of) net investment income                             2,339,837         3,262,989        3,280,944
Accumulated net realized gain (loss) from investments and forward swaps                5,059,595         3,025,760        3,729,008
Net unrealized appreciation of investments and forward swaps                          22,178,246        33,303,202       30,308,862
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $278,677,687      $367,750,100     $372,662,584
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES March 31, 2005 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $184,282,788, $171,936,951                       $193,489,473      $181,035,168      $77,551,758
   and $75,215,295, respectively)
Cash                                                                                     202,415           130,826           70,387
Receivables:
   Interest                                                                            2,703,546         2,554,998          949,130
   Investments sold                                                                           --           115,000               --
Forward swaps, at value                                                                       --                --            1,840
Other assets                                                                              15,097             1,299            7,859
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   196,410,531       183,837,291       78,580,974
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                      1,110,007                --               --
Accrued expenses:
   Management fees                                                                       106,219            53,038           21,595
   Other                                                                                  60,682            35,138           18,612
Preferred share dividends payable                                                          7,402            28,890           12,788
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,284,310           117,066           52,995
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                65,000,000        61,000,000       27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $130,126,221      $122,720,225      $51,527,979
====================================================================================================================================
Common shares outstanding                                                              8,329,215         7,957,934        3,512,848
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.62      $      15.42      $     14.67
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     83,292      $     79,579      $    35,128
Paid-in surplus                                                                      118,406,693       112,920,342       49,501,696
Undistributed (Over-distribution of) net investment income                             1,031,892           394,108         (128,831)
Accumulated net realized gain (loss) from investments and forward swaps                1,397,659           227,979         (218,317)
Net unrealized appreciation of investments and forward swaps                           9,206,685         9,098,217        2,338,303
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $130,126,221      $122,720,225      $51,527,979
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000         Unlimited        Unlimited
   Preferred                                                                           1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended March 31, 2005 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $10,316,869       $13,753,747      $13,610,099
-------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        1,352,081         1,774,929        1,800,812
Preferred shares - auction fees                                                          179,507           240,589          245,576
Preferred shares - dividend disbursing agent fees                                         14,959            14,959           19,945
Shareholders' servicing agent fees and expenses                                           17,820            21,050           20,342
Custodian's fees and expenses                                                             47,969            60,814           60,917
Directors'/Trustees' fees and expenses                                                     3,523             4,637            4,657
Professional fees                                                                         12,158            14,959           14,497
Shareholders' reports - printing and mailing expenses                                     14,552            18,170           28,537
Stock exchange listing fees                                                                5,326             5,319            5,307
Investor relations expense                                                                29,822            38,617           39,402
Portfolio insurance expense                                                                   --             6,247               --
Other expenses                                                                            18,378            19,599           21,079
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                           1,696,095         2,219,889        2,261,071
   Custodian fee credit                                                                   (8,485)           (7,071)          (7,644)
   Expense reimbursement                                                                      --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,687,610         2,212,818        2,253,427
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  8,629,259        11,540,929       11,356,672
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                                     5,366,554         3,248,633        3,740,457
Net realized gain (loss) from forward swaps                                                   --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                                    (12,502,552)      (10,665,910)     (10,882,181)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (7,135,998)       (7,417,277)      (7,141,724)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (791,060)       (1,217,198)      (1,258,386)
From accumulated net realized gains from investments                                    (207,408)         (165,437)        (134,345)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                  (998,468)       (1,382,635)      (1,392,731)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                            $   494,793       $ 2,741,017      $ 2,822,217
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended March 31, 2005 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $4,667,655        $4,300,676       $1,782,859
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          631,356           592,557          253,809
Preferred shares - auction fees                                                           81,028            76,041           33,657
Preferred shares - dividend disbursing agent fees                                          9,973             4,986            4,986
Shareholders' servicing agent fees and expenses                                            8,007               966              392
Custodian's fees and expenses                                                             25,491            21,884           11,065
Directors'/Trustees' fees and expenses                                                     1,563             1,544              635
Professional fees                                                                          8,075             7,753            5,980
Shareholders' reports - printing and mailing expenses                                      7,952             9,343            5,021
Stock exchange listing fees                                                                5,314               338              149
Investor relations expense                                                                13,850            12,916            5,726
Portfolio insurance expense                                                                   12                --               --
Other expenses                                                                             9,141             8,478            7,571
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                             801,762           736,806          328,991
   Custodian fee credit                                                                   (3,202)           (3,355)          (2,343)
   Expense reimbursement                                                                      --          (278,426)        (126,396)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             798,560           455,025          200,252
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  3,869,095         3,845,651        1,582,607
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                                     1,587,794           292,590           11,229
Net realized gain (loss) from forward swaps                                                   --                --         (138,874)
Change in net unrealized appreciation (depreciation)
   of investments                                                                     (3,966,263)       (1,375,229)        (230,451)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --           73,802
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (2,378,469)       (1,082,639)        (284,294)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (355,091)         (389,473)        (175,824)
From accumulated net realized gains from investments                                     (91,205)          (58,911)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                  (446,296)         (448,384)        (175,824)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                             $1,044,330        $2,314,628       $1,122,489
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                              NEW YORK INVESTMENT QUALITY (NQN)    NEW YORK SELECT QUALITY (NVN)      NEW YORK QUALITY INCOME (NUN)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       3/31/05          9/30/04           3/31/05          9/30/04           3/31/05        9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $    8,629,259     $ 18,125,685     $  11,540,929     $ 23,637,267     $  11,356,672   $ 23,595,365
Net realized gain (loss)
   from investments                  5,366,554        4,736,769         3,248,633        2,941,892         3,740,457      2,239,339
Net realized gain (loss)
   from forward swaps                       --               --                --               --                --             --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (12,502,552)      (2,838,817)      (10,665,910)       1,637,824       (10,882,181)      (195,181)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                         --               --                --               --                --             --
Distributions to Preferred
   Shareholders:
   From net investment income         (791,060)        (870,812)       (1,217,198)      (1,360,284)       (1,258,386)    (1,396,624)
   From accumulated net realized
     gains from investments           (207,408)        (486,403)         (165,437)        (466,684)         (134,345)      (373,896)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations              494,793       18,666,422         2,741,017       26,390,015         2,822,217     23,869,003
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (8,612,376)     (17,494,722)      (11,108,287)     (22,362,742)      (11,003,739)   (22,127,646)
From accumulated net realized
   gains from investments           (4,864,391)      (7,179,886)       (2,999,710)      (6,416,699)       (2,167,643)    (6,168,948)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders          (13,476,767)     (24,674,608)      (14,107,997)     (28,779,441)      (13,171,382)   (28,296,594)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --          355,427                --          232,115                --             --
Preferred shares offering costs             --               --                --               --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions               --          355,427                --          232,115                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     (12,981,974)      (5,652,759)      (11,366,980)       (2,157,311)     (10,349,165)    (4,427,591)
Net assets applicable to Common
   shares at the beginning
   of period                       291,659,661      297,312,420       379,117,080       381,274,391      383,011,749    387,439,340
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $278,677,687     $291,659,661      $367,750,100      $379,117,080     $372,662,584   $383,011,749
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  2,339,837     $  3,114,014      $  3,262,989      $  4,047,545     $  3,280,944   $  4,186,397
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                      INSURED NEW YORK                   INSURED NEW YORK                  INSURED NEW YORK
                                     PREMIUM INCOME (NNF)             DIVIDEND ADVANTAGE (NKO)           TAX-FREE ADVANTAGE (NRK)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       3/31/05          9/30/04           3/31/05          9/30/04           3/31/05        9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 3,869,095      $ 8,129,299       $ 3,845,651      $ 7,795,395      $  1,582,607    $ 3,232,605
Net realized gain (loss)
   from investments                  1,587,794        1,514,151           292,590          910,091            11,229        (11,945)
Net realized gain (loss)
   from forward swaps                       --               --                --               --          (138,874)            --
Change in net unrealized
   appreciation (depreciation)
   of investments                   (3,966,263)        (902,484)       (1,375,229)       1,836,211          (230,451)     1,272,870
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                         --               --                --               --            73,802        (71,962)
Distributions to Preferred
   Shareholders:
   From net investment income         (355,091)        (476,973)         (389,473)        (473,203)         (175,824)      (229,692)
   From accumulated net realized
     gains from investments            (91,205)              --           (58,911)         (75,265)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                   1,044,330        8,263,993         2,314,628        9,993,229         1,122,489      4,191,876
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (3,823,109)      (7,693,168)       (3,533,322)      (7,114,393)       (1,412,165)    (3,045,010)
From accumulated net realized
   gains from investments           (1,528,887)              --          (921,520)        (918,355)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Common shareholders           (5,351,996)      (7,693,168)       (4,454,842)      (8,032,748)       (1,412,165)    (3,045,010)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --          128,469                --               --                --         25,784
Preferred shares offering costs             --               --                --           (1,429)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares from
   capital share transactions               --          128,469                --           (1,429)               --         25,784
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      (4,307,666)         699,294        (2,140,214)       1,959,052          (289,676)     1,172,650
Net assets applicable to Common
   shares at the beginning
   of period                       134,433,887      133,734,593       124,860,439      122,901,387        51,817,655     50,645,005
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $130,126,221     $134,433,887      $122,720,225     $124,860,439       $51,527,979    $51,817,655
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  1,031,892     $  1,340,997      $    394,108     $    471,252       $  (128,831)   $  (123,449)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc.
(NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's
(NKO) Common shares and Insured New York Tax-Free Advantage's (NRK) Common shares, which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2005, New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN), and Insured New York Premium Income (NNF) had outstanding when-issued purchase commitments of $3,872,732, $2,996,498, $3,064,244, and $1,110,007, respectively. There were no such outstanding purchase commitments in Insured New York Dividend Advantage (NKO) or Insured New York Tax-Free Advantage
(NRK).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment Income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         INSURED     INSURED     INSURED
                                  NEW YORK     NEW YORK    NEW YORK     NEW YORK    NEW YORK    NEW YORK
                                INVESTMENT       SELECT     QUALITY      PREMIUM    DIVIDEND    TAX-FREE
                                   QUALITY      QUALITY      INCOME       INCOME   ADVANTAGE   ADVANTAGE
                                     (NQN)        (NVN)       (NUN)        (NNF)       (NKO)       (NRK)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                            960           --       2,200        1,320          --          --
   Series T                          2,400        1,720          --        1,280          --          --
   Series W                             --        2,400       2,200           --          --          --
   Series TH                            --        3,600       2,400           --       2,440       1,080
   Series F                          2,400           --       1,080           --          --          --
--------------------------------------------------------------------------------------------------------
Total                                5,760        7,720       7,880        2,600       2,440       1,080
========================================================================================================

Insurance

New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                        NEW YORK INVESTMENT          NEW YORK SELECT
                                                            QUALITY (NQN)             QUALITY (NVN)
                                                       ---------------------     ----------------------
                                                       SIX MONTHS       YEAR     SIX MONTHS        YEAR
                                                            ENDED      ENDED          ENDED       ENDED
                                                          3/31/05    9/30/04        3/31/05     9/30/04
-------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment of distributions                      --     21,444             --      14,240
=======================================================================================================
                                                          NEW YORK QUALITY          INSURED NEW YORK
                                                            INCOME (NUN)          PREMIUM INCOME (NNF)
                                                       ---------------------     ----------------------
                                                       SIX MONTHS       YEAR     SIX MONTHS        YEAR
                                                            ENDED      ENDED          ENDED       ENDED
                                                          3/31/05    9/30/04        3/31/05     9/30/04
-------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                        --         --             --       7,902
=======================================================================================================
                                                         INSURED NEW YORK           INSURED NEW YORK
                                                             DIVIDEND                   TAX-FREE
                                                          ADVANTAGE (NKO)            ADVANTAGE (NRK)
                                                       ---------------------     ----------------------
                                                       SIX MONTHS       YEAR     SIX MONTHS        YEAR
                                                            ENDED      ENDED          ENDED       ENDED
                                                          3/31/05    9/30/04        3/31/05     9/30/04
-------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                        --         --             --       1,725
=======================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended March 31, 2005, were as follows:

                                                                        INSURED      INSURED      INSURED
                               NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                             INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                  (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Purchases                   $53,609,826  $42,280,525   $41,958,404  $18,780,594   $2,970,749   $1,118,643
Sales and maturities         58,605,624   45,509,826    39,094,996   20,278,388    3,981,863    1,015,920
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was as follows:

                                          NEW YORK        NEW YORK      NEW YORK
                                        INVESTMENT          SELECT       QUALITY
                                           QUALITY         QUALITY        INCOME
                                             (NQN)           (NVN)         (NUN)
--------------------------------------------------------------------------------
Cost of investments                   $395,190,271    $520,508,602  $534,140,228
================================================================================

                                           INSURED         INSURED       INSURED
                                          NEW YORK        NEW YORK      NEW YORK
                                           PREMIUM        DIVIDEND      TAX-FREE
                                            INCOME       ADVANTAGE     ADVANTAGE
                                             (NNF)           (NKO)         (NRK)
--------------------------------------------------------------------------------
Cost of investments                   $184,229,705    $171,898,310   $75,215,195
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

                                         NEW YORK       NEW YORK       NEW YORK
                                       INVESTMENT         SELECT        QUALITY
                                          QUALITY        QUALITY         INCOME
                                            (NQN)          (NVN)          (NUN)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       $23,595,609    $34,546,661    $31,560,763
   Depreciation                        (1,200,344)    (1,097,399)    (1,109,242)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                     $22,395,265    $33,449,262    $30,451,521
================================================================================

                                          INSURED        INSURED        INSURED
                                         NEW YORK       NEW YORK       NEW YORK
                                          PREMIUM       DIVIDEND       TAX-FREE
                                           INCOME      ADVANTAGE      ADVANTAGE
                                            (NNF)          (NKO)          (NRK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                        $9,837,327     $9,283,136     $2,381,049
   Depreciation                          (577,559)      (146,278)       (44,486)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                      $9,259,768     $9,136,858     $2,336,563
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


The tax components of undistributed net investment income and net realized gains at September 30, 2004, the Funds' last fiscal year end, were as follows:

                                                                        INSURED      INSURED      INSURED
                                NEW YORK    NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                              INVESTMENT      SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                 QUALITY     QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                   (NQN)       (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *       $4,347,574   $5,803,988    $5,844,850   $1,939,119   $1,042,726     $125,290
Undistributed net
   ordinary income **                --           --        22,888           --        3,793           --
Undistributed net
   long-term capital gains    4,764,907    2,942,274     2,299,750    1,429,958      912,027           --
=========================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2004, paid on October 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended September 30, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                          INSURED       INSURED      INSURED
                                NEW YORK      NEW YORK      NEW YORK     NEW YORK      NEW YORK     NEW YORK
                              INVESTMENT        SELECT       QUALITY      PREMIUM      DIVIDEND     TAX-FREE
                                 QUALITY       QUALITY        INCOME       INCOME     ADVANTAGE    ADVANTAGE
                                   (NQN)         (NVN)         (NUN)        (NNF)         (NKO)        (NRK)
------------------------------------------------------------------------------------------------------------
Distributions from
   net tax-exempt income     $18,166,188   $23,680,573   $23,478,537   $8,168,680   $7,583,654    $3,284,113
Distributions from
   net ordinary income **        184,151        13,244        19,927           --      408,937            --
Distributions from
   net long-term
   capital gains               7,666,289     6,883,383     6,542,844           --      584,683            --
============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2004, the Funds' last fiscal year end, Insured New York Tax-Free Advantage (NRK) had an unused capital loss carryforward of $78,917 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in 2012.

Insured New York Tax-Free Advantage (NRK) elected to defer net realized losses from investments incurred from November 1, 2003 through September 30, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $11,755 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of April 30, 2005, the complex level fee rate was .1915%; that is, the funds' effective management fees were reduced by approximately .0085%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                  NEW YORK INVESTMENT QUALITY (NQN)
                                                      NEW YORK SELECT QUALITY (NVN)
                                                      NEW YORK QUALITY INCOME (NUN)
AVERAGE DAILY NET ASSETS (INCLUDING           INSURED NEW YORK PREMIUM INCOME (NNF)
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                    FUND-LEVEL FEE RATE
-----------------------------------------------------------------------------------
For the first $125 million                                                   .4500%
For the next $125 million                                                    .4375
For the next $250 million                                                    .4250
For the next $500 million                                                    .4125
For the next $1 billion                                                      .4000
For the next $3 billion                                                      .3875
For net assets over $5 billion                                               .3750
===================================================================================

AVERAGE DAILY NET ASSETS                  INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
(INCLUDING NET ASSETS ATTRIBUTABLE        INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
TO PREFERRED SHARES)                                            FUND-LEVEL FEE RATE
-----------------------------------------------------------------------------------
For the first $125 million                                                   .4500%
For the next $125 million                                                    .4375
For the next $250 million                                                    .4250
For the next $500 million                                                    .4125
For the next $1 billion                                                      .4000
For net assets over $2 billion                                               .3750
===================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                               NEW YORK INVESTMENT QUALITY (NQN)
                                                   NEW YORK SELECT QUALITY (NVN)
AVERAGE DAILY NET ASSETS                           NEW YORK QUALITY INCOME (NUN)
(INCLUDING NET ASSETS                      INSURED NEW YORK PREMIUM INCOME (NNF)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

AVERAGE DAILY NET ASSETS               INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
(INCLUDING NET ASSETS                  INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                          2008                  .25%
2003                    .30                           2009                  .20
2004                    .30                           2010                  .15
2005                    .30                           2011                  .10
2006                    .30                           2012                  .05
2007                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                          2007                  .32%
2003                    .32                           2008                  .24
2004                    .32                           2009                  .16
2005                    .32                           2010                  .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors/Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



7. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 2, 2005, to shareholders of record on April 15, 2005, as follows:

                                                                        INSURED      INSURED      INSURED
                               NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                             INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                  (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0785       $.0765        $.0735       $.0740       $.0715       $.0635
=========================================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                               Less Distributions
                              ----------------------------------------------------------------  ---------------------------------
                                                        Distributions   Distributions
                                                             from Net            from             From Net
                  Beginning                                Investment         Capital           Investment     Capital
                     Common                      Net        Income to        Gains to            Income to    Gains to
                      Share          Net   Realized/        Preferred       Preferred               Common      Common
                  Net Asset   Investment  Unrealized           Share-          Share-               Share-      Share-
                      Value       Income  Gain (Loss)         holders+        holders+   Total     holders     holders     Total
=================================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)              $16.46        $ .49      $ (.41)           $(.04)          $(.01)   $ .03       $(.49)      $(.27)   $ (.76)
2004                  16.80         1.02         .12             (.05)           (.03)    1.06        (.99)       (.41)    (1.40)
2003                  16.92         1.07        (.07)            (.07)           (.01)     .92        (.95)       (.09)    (1.04)
2002                  15.67         1.09        1.20             (.10)           (.01)    2.18        (.88)       (.05)     (.93)
2001                  14.50         1.12        1.14             (.25)             --     2.01        (.84)         --      (.84)
2000                  14.44         1.19         .09             (.30)             --      .98        (.92)         --      (.92)

NEW YORK SELECT
QUALITY (NVN)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)               16.18          .49        (.32)            (.05)           (.01)     .11        (.47)       (.13)     (.60)
2004                  16.28         1.01         .19             (.06)           (.02)    1.12        (.95)       (.27)    (1.22)
2003                  16.48         1.05        (.09)            (.07)           (.01)     .88        (.94)       (.14)    (1.08)
2002                  15.41         1.09        1.13             (.09)           (.04)    2.09        (.89)       (.13)    (1.02)
2001                  14.57         1.15         .81             (.25)             --     1.71        (.87)         --      (.87)
2000                  14.64         1.22        (.05)            (.31)             --      .86        (.93)         --      (.93)

NEW YORK QUALITY
INCOME (NUN)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)               15.90          .47        (.29)            (.05)           (.01)     .12        (.46)       (.09)     (.55)
2004                  16.09          .98         .09             (.06)           (.02)     .99        (.92)       (.26)    (1.18)
2003                  16.37         1.01        (.11)            (.06)           (.02)     .82        (.91)       (.19)    (1.10)
2002                  15.20         1.07        1.10             (.11)             --     2.06        (.88)       (.01)     (.89)
2001                  14.44         1.14         .72             (.25)             --     1.61        (.85)         --      (.85)
2000                  14.54         1.18        (.08)            (.30)             --      .80        (.90)         --      (.90)
=================================================================================================================================
                                                                     Total Returns
                                                                 --------------------
                                                                              Based
                          Offering                                               on
                         Costs and       Ending                              Common
                         Preferred       Common                   Based       Share
                             Share        Share      Ending          on         Net
                      Underwriting    Net Asset      Market      Market       Asset
                         Discounts        Value       Value       Value**     Value**
=====================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                        $--       $15.73    $14.7700        (.04)%       .15%
2004                            --        16.46     15.5200       10.21        6.61
2003                            --        16.80     15.3800        3.63        5.68
2002                            --        16.92     15.8600       14.54       14.52
2001                            --        15.67     14.7200       12.44       14.12
2000                            --        14.50     13.8750       (1.52)       7.10

NEW YORK SELECT
QUALITY (NVN)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                         --        15.69     14.4900         .23         .67
2004                            --        16.18     15.0400        6.96        7.27
2003                            --        16.28     15.2200        4.57        5.63
2002                            --        16.48     15.6200       15.35       14.27
2001                            --        15.41     14.5000       10.43       11.99
2000                            --        14.57     13.9375       (2.92)       6.14

NEW YORK QUALITY
INCOME (NUN)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                         --        15.47     14.2400         .54         .71
2004                            --        15.90     14.7000        6.77        6.41
2003                            --        16.09     14.8900        4.37        5.32
2002                            --        16.37     15.3500       13.79       14.14
2001                            --        15.20     14.3300       12.63       11.39
2000                            --        14.44     13.5000       (3.79)       5.74
=====================================================================================
                                                               Ratios/Supplemental Data
                          ------------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement       After Credit/Reimbursement***
                                           -----------------------------     -------------------------------
                                                          Ratio of Net                        Ratio of Net
                                             Ratio of       Investment         Ratio of         Investment
                               Ending        Expenses        Income to         Expenses          Income to
                                  Net      to Average          Average       to Average            Average
                               Assets      Net Assets       Net Assets       Net Assets         Net Assets
                           Applicable      Applicable       Applicable       Applicable         Applicable      Portfolio
                            to Common       to Common        to Common        to Common          to Common       Turnover
                          Shares (000)         Shares++         Shares++         Shares++           Shares++         Rate
==========================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                      $278,678            1.18%*           6.02%*           1.18%*             6.02%*           13%
2004                          291,660            1.18             6.26             1.18               6.26             11
2003                          297,312            1.19             6.42             1.18               6.42             19
2002                          299,475            1.22             6.90             1.21               6.92              9
2001                          277,380            1.27             7.29             1.24               7.31             21
2000                          256,711            1.26             8.39             1.24               8.41             32

NEW YORK SELECT
QUALITY (NVN)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                       367,750            1.18*            6.13*            1.18*              6.14*             8
2004                          379,117            1.19             6.31             1.19               6.32              8
2003                          381,274            1.19             6.49             1.18               6.50             16
2002                          386,011            1.23             7.06             1.22               7.07             15
2001                          360,809            1.28             7.59             1.26               7.61             31
2000                          341,311            1.28             8.49             1.28               8.49             20

NEW YORK QUALITY
INCOME (NUN)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                       372,663            1.19*            5.96*            1.18*              5.97*             7
2004                          383,012            1.19             6.21             1.19               6.21             10
2003                          387,439            1.20             6.31             1.19               6.32             14
2002                          394,330            1.24             7.02             1.23               7.03             32
2001                          365,974            1.26             7.62             1.24               7.63             13
2000                          347,716            1.22             8.31             1.22               8.31             15
==========================================================================================================================
                             Preferred Shares at End of Period
                        ------------------------------------------
                          Aggregate     Liquidation
                             Amount      and Market          Asset
                        Outstanding           Value       Coverage
                               (000)      Per Share      Per Share
==================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------
Year Ended 9/30:
2005(a)                    $144,000         $25,000        $73,382
2004                        144,000          25,000         75,635
2003                        144,000          25,000         76,617
2002                        144,000          25,000         76,992
2001                        144,000          25,000         73,156
2000                        144,000          25,000         69,568

NEW YORK SELECT
QUALITY (NVN)
------------------------------------------------------------------
Year Ended 9/30:
2005(a)                     193,000          25,000         72,636
2004                        193,000          25,000         74,108
2003                        193,000          25,000         74,388
2002                        193,000          25,000         75,001
2001                        193,000          25,000         71,737
2000                        193,000          25,000         69,211

NEW YORK QUALITY
INCOME (NUN)
------------------------------------------------------------------
Year Ended 9/30:
2005(a)                     197,000          25,000         72,292
2004                        197,000          25,000         73,606
2003                        197,000          25,000         74,167
2002                        197,000          25,000         75,042
2001                        197,000          25,000         71,443
2000                        197,000          25,000         69,126
==================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended March 31, 2005.


                                 See accompanying notes to financial statements.

                                  70-71 SPREAD

Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                               Less Distributions
                              ----------------------------------------------------------------  ---------------------------------
                                                        Distributions   Distributions
                                                             from Net            from             From Net
                  Beginning                                Investment         Capital           Investment     Capital
                     Common                      Net        Income to        Gains to            Income to    Gains to
                      Share          Net   Realized/        Preferred       Preferred               Common      Common
                  Net Asset   Investment  Unrealized           Share-          Share-               Share-      Share-
                      Value       Income  Gain (Loss)         holders+        holders+   Total     holders     holders     Total
=================================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)              $16.14        $ .46      $ (.29)           $(.04)          $(.01)   $ .12       $(.46)      $(.18)    $(.64)
2004                  16.07          .97         .08             (.06)             --      .99        (.92)         --      (.92)
2003                  16.17         1.02        (.13)            (.07)             --      .82        (.92)         --      (.92)
2002                  15.26         1.06         .83             (.10)             --     1.79        (.88)         --      (.88)
2001                  14.24         1.08         .99             (.24)             --     1.83        (.81)         --      (.81)
2000                  14.20         1.08         .07             (.29)             --      .86        (.82)         --      (.82)

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)               15.69          .48        (.13)            (.05)           (.01)     .29        (.44)       (.12)     (.56)
2004                  15.44          .98         .35             (.06)           (.01)    1.26        (.89)       (.12)    (1.01)
2003                  15.82         1.00        (.32)            (.08)           (.01)     .59        (.89)       (.08)     (.97)
2002(b)               14.33          .41        1.62             (.04)             --     1.99        (.37)         --      (.37)

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)               14.75          .45        (.08)           (.05)              --      .32        (.40)         --      (.40)
2004                  14.42          .92         .35            (.07)              --     1.20        (.87)         --      (.87)
2003(c)               14.33          .68         .34            (.05)              --      .97        (.65)         --      (.65)
=================================================================================================================================
                                                                             Total Returns
                                                                         --------------------
                                                                                      Based
                                  Offering                                               on
                                 Costs and       Ending                              Common
                                 Preferred       Common                   Based       Share
                                     Share        Share      Ending          on         Net
                              Underwriting    Net Asset      Market      Market       Asset
                                 Discounts        Value       Value       Value**     Value**
=============================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
---------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                               $ --       $15.62    $14.2900       (2.13)%       .74%
2004                                    --        16.14     15.2300        7.14        6.40
2003                                    --        16.07     15.1000         .56        5.26
2002                                    --        16.17     15.9400       15.88       12.21
2001                                    --        15.26     14.5700       15.32       13.11
2000                                    --        14.24     13.3750        (.96)       6.38

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
---------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                                 --        15.42     14.1000        2.13        1.84
2004                                    --        15.69     14.3500        7.55        8.48
2003                                    --        15.44     14.3000        (.77)       4.01
2002(b)                               (.13)       15.82     15.3900        5.16       13.18

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
---------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                                 --        14.67     13.4100        1.24        2.18
2004                                    --        14.75     13.6400        5.83        8.58
2003(c)                               (.23)       14.42     13.7100       (4.40)       5.29
=============================================================================================
                                                                   Ratios/Supplemental Data
                              ------------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement       After Credit/Reimbursement***
                                               -----------------------------     -------------------------------
                                                              Ratio of Net                        Ratio of Net
                                                 Ratio of       Investment         Ratio of         Investment
                                   Ending        Expenses        Income to         Expenses          Income to
                                      Net      to Average          Average       to Average            Average
                                   Assets      Net Assets       Net Assets       Net Assets         Net Assets
                               Applicable      Applicable       Applicable       Applicable         Applicable      Portfolio
                                to Common       to Common        to Common        to Common          to Common       Turnover
                              Shares (000)         Shares++         Shares++         Shares++           Shares++         Rate
==============================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                          $130,126            1.20%*           5.81%*           1.20%*             5.81%*           10%
2004                              134,434            1.21             6.11             1.20               6.11             16
2003                              133,735            1.21             6.38             1.21               6.38             21
2002                              134,574            1.25             6.92             1.24               6.92             17
2001                              126,648            1.29             7.24             1.28               7.25              8
2000                              118,171            1.30             7.80             1.29               7.81             17

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                           122,720            1.18*            5.71*             .73*              6.16*             2
2004                              124,860            1.20             5.91              .74               6.37              9
2003                              122,901            1.20             6.07              .74               6.53             15
2002(b)                           125,893            1.15*            5.07*             .65*              5.57*            29

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(a)                            51,528            1.26*            5.58*             .77*              6.08*             1
2004                               51,818            1.26             5.85              .76               6.35             16
2003(c)                            50,645            1.19*            5.10*             .70*              5.59*             5
==============================================================================================================================
                                  Preferred Shares at End of Period
                             ------------------------------------------
                               Aggregate     Liquidation
                                  Amount      and Market          Asset
                             Outstanding           Value       Coverage
                                    (000)      Per Share      Per Share
=======================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
-----------------------------------------------------------------------
Year Ended 9/30:
2005(a)                          $65,000         $25,000        $75,049
2004                              65,000          25,000         76,705
2003                              65,000          25,000         76,436
2002                              65,000          25,000         76,759
2001                              65,000          25,000         73,711
2000                              65,000          25,000         70,450

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
-----------------------------------------------------------------------
Year Ended 9/30:
2005(a)                           61,000          25,000         75,295
2004                              61,000          25,000         76,172
2003                              61,000          25,000         75,369
2002(b)                           61,000          25,000         76,596

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
-----------------------------------------------------------------------
Year Ended 9/30:
2005(a)                           27,000          25,000         72,711
2004                              27,000          25,000         72,979
2003(c)                           27,000          25,000         71,894
=======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended March 31, 2005.
(b) For the period March 25, 2002 (commencement of operations) through September 30, 2002.
(c) For the period November 21, 2002 (commencement of operations) through September 30, 2003.


                                 See accompanying notes to financial statements.

                                  72-73 SPREAD

                        Reinvest Automatically
                               EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

(SIDEBAR)

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
         For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools


Logo: NUVEEN Investments

                                                                     ESA-B-0305D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Investment Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.